OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.8%
Aerospace & Defense 0.4%
L-3 Communications Corp.
07/15/20	4.750%	$1,025,000	$1,118,743
05/28/24	3.950%	310,000	321,259
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,305,000	1,397,906
Total			2,837,908
Automotive 1.3%
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	3,474,000	3,595,281
01/17/17	1.500%	3,364,000	3,362,052
Ford Motor Credit Co. LLC (a)
Senior Unsecured
11/08/16	0.682%	1,785,000	1,774,727
Total			8,732,060
Banking 6.7%
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	1,980,000	2,023,118
Subordinated Notes
05/02/17	5.700%	1,465,000	1,590,756
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	3,334,000	3,108,955
Capital One Financial Corp. Senior Unsecured
04/24/24	3.750%	1,730,000	1,820,337
Citigroup, Inc. (a)
Senior Unsecured
08/14/17	0.723%	5,525,000	5,489,165
Subordinated Notes
06/09/16	0.506%	2,671,000	2,648,606
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	260,000	293,504
11/21/22	3.850%	1,508,000	1,582,602
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	1,395,000	1,569,309
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	515,000	591,376
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	2,315,000	2,591,900
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	2,685,000	2,777,326
JPMorgan Chase & Co. (a)
12/31/49	6.100%	4,016,000	4,106,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase Capital XXI (a)
02/02/37	1.205%	$251,000	$203,310
M&T Bank Corp.
12/31/49	6.875%	836,000	854,810
PNC Financial Services Group, Inc. (The) (a)
12/31/49	4.850%	1,765,000	1,709,844
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	1,785,000	1,802,409
Subordinated Notes
05/28/24	5.125%	1,045,000	1,104,006
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	3,582,000	3,663,233
Wells Fargo & Co. (a)
12/31/49	5.900%	7,053,000	7,246,958
Total			46,777,884
Cable and Satellite 0.2%
Time Warner Cable, Inc.
05/01/37	6.550%	770,000	1,011,725
09/01/41	5.500%	295,000	351,496
Total			1,363,221
Chemicals 0.4%
LYB International Finance BV
03/15/44	4.875%	1,050,000	1,146,796
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	1,507,000	1,667,500
Total			2,814,296
Construction Machinery 0.2%
John Deere Capital Corp. Senior Unsecured (a)
01/16/18	0.544%	1,235,000	1,234,628
Diversified Manufacturing 0.7%
General Electric Co.
Senior Unsecured
10/09/42	4.125%	1,616,000	1,781,711
03/11/44	4.500%	2,530,000	2,960,983
Total			4,742,694
Electric 3.7%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	744,000	1,001,106
Commonwealth Edison Co. 1st Mortgage
08/01/20	4.000%	1,955,000	2,155,106

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
DTE Electric Co. Senior Secured
10/01/20	3.450%	$1,985,000	$2,138,073
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	295,000	304,459
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	2,631,001	2,895,710
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	183,052	183,052
FirstEnergy Transmission LLC Senior Unsecured (b)
01/15/25	4.350%	1,280,000	1,365,217
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	990,000	1,094,839
09/01/40	4.750%	330,000	396,775
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	665,000	719,578
10/15/44	4.400%	230,000	272,995
Nevada Power Co.
09/15/40	5.375%	674,000	887,097
Niagara Mohawk Power Corp. Senior Unsecured (b)
10/01/24	3.508%	1,290,000	1,378,680
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	574,000	637,157
12/01/41	4.550%	1,855,000	2,261,575
PPL Capital Funding, Inc.
06/01/18	1.900%	810,000	814,747
06/01/23	3.400%	2,399,000	2,501,622
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	1,798,000	1,864,788
03/15/45	4.300%	855,000	960,982
Southern California Edison Co.
1st Mortgage
02/01/45	3.600%	1,044,000	1,098,087
1st Refunding Mortgage
09/01/40	4.500%	875,000	1,036,783
Total			25,968,428
Finance Companies 0.9%
General Electric Capital Corp. (a)
12/31/49	5.250%	5,300,000	5,337,100
Synchrony Financial Senior Unsecured (c)
02/03/20	2.700%	550,000	554,087
Total			5,891,187

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.5%
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	$670,000	$674,147
Kraft Foods Group, Inc.
Senior Unsecured
06/05/17	2.250%	2,150,000	2,186,857
06/06/22	3.500%	825,000	864,753
Total			3,725,757
Health Care 1.0%
Becton Dickinson and Co.
Senior Unsecured
12/15/24	3.734%	1,570,000	1,672,446
12/15/44	4.685%	525,000	595,103
McKesson Corp.
Senior Unsecured
12/15/22	2.700%	845,000	837,610
03/15/24	3.796%	1,199,000	1,283,459
Medtronic, Inc. Senior Unsecured (b)
03/15/22	3.150%	2,429,000	2,546,933
Total			6,935,551
Independent Energy 0.6%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	940,000	1,058,734
ConocoPhillips Co.
11/15/44	4.300%	395,000	431,494
Continental Resources, Inc.
09/15/22	5.000%	455,000	432,250
04/15/23	4.500%	255,000	241,243
Hess Corp.
Senior Unsecured
10/01/29	7.875%	190,000	253,866
08/15/31	7.300%	614,000	771,131
Noble Energy, Inc. Senior Unsecured
11/15/44	5.050%	655,000	666,572
Total			3,855,290
Integrated Energy 1.1%
BP Capital Markets PLC
05/06/22	3.245%	2,071,000	2,127,708
05/10/23	2.750%	956,000	936,563
Chevron Corp. Senior Unsecured
12/05/22	2.355%	1,380,000	1,382,430
Shell International Finance BV
08/21/22	2.375%	1,715,000	1,723,318
Total Capital International SA
02/17/22	2.875%	1,445,000	1,492,072
Total			7,662,091

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 0.6%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	$940,000	$1,030,274
MetLife Capital Trust X (b)
04/08/38	9.250%	1,407,000	2,018,165
Teachers Insurance & Annuity Association of America Subordinated Notes (b)
09/15/44	4.900%	1,080,000	1,299,130
Total			4,347,569
Media and Entertainment 1.0%
Scripps Networks Interactive, Inc. Senior Unsecured
11/15/19	2.750%	1,463,000	1,501,922
Sky PLC (b)
11/26/22	3.125%	749,000	761,066
09/16/24	3.750%	2,165,000	2,264,757
Thomson Reuters Corp. Senior Unsecured
09/29/24	3.850%	1,375,000	1,449,305
Time Warner, Inc.
11/15/36	6.500%	850,000	1,136,646
Total			7,113,696
Metals 0.2%
Nucor Corp. Senior Unsecured
08/01/43	5.200%	210,000	247,252
Vale Overseas Ltd.
11/21/36	6.875%	850,000	833,901
Total			1,081,153
Midstream 2.0%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,375,000	3,629,978
Enterprise Products Operating LLC
08/13/15	1.250%	3,000	3,005
Kinder Morgan, Inc. (b)
02/15/21	5.000%	650,000	692,378
NiSource Finance Corp.
09/15/17	5.250%	605,000	665,026
02/15/23	3.850%	1,550,000	1,658,681
12/15/40	6.250%	435,000	591,328
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	1,330,000	1,792,788
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	2,680,000	2,586,200
Williams Partners LP
Senior Unsecured
01/15/25	3.900%	1,515,000	1,465,802

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
04/15/40	6.300%	$915,000	$1,033,663
Total			14,118,849
Natural Gas 0.5%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,805,000	1,939,680
10/01/22	2.875%	1,200,000	1,220,287
Total			3,159,967
Oil Field Services 0.3%
Noble Holding International Ltd.
03/15/22	3.950%	849,000	725,903
03/15/42	5.250%	1,394,000	1,086,053
Total			1,811,956
Other Industry 1.2%
President and Fellows of Harvard College
10/01/37	3.619%	315,000	338,506
Senior Unsecured
10/15/40	4.875%	1,930,000	2,470,855
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,460,000	2,227,410
University of Notre Dame du Lac
02/15/45	3.438%	3,185,000	3,317,674
Total			8,354,445
Other REIT 0.1%
Duke Realty LP
04/15/23	3.625%	613,000	638,607
Pharmaceuticals 1.4%
Forest Laboratories, Inc. (b)
02/15/21	4.875%	4,005,000	4,372,206
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	1,637,000	1,944,802
05/15/41	4.850%	854,000	1,097,653
Roche Holdings, Inc. (b)
09/29/21	2.875%	2,245,000	2,340,379
Total			9,755,040
Property & Casualty 0.1%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	600,000	894,613
Railroads 0.6%
BNSF Funding Trust I (a)
12/15/55	6.613%	954,000	1,068,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	$810,000	$1,216,535
Union Pacific Corp.
Senior Unsecured
02/01/20	1.800%	935,000	940,143
02/01/55	3.875%	735,000	752,990
Total			3,978,148
Refining —%
Phillips 66
11/15/44	4.875%	250,000	271,356
Restaurants 0.1%
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	721,000	756,958
11/01/43	5.350%	45,000	52,717
Total			809,675
Retailers 0.6%
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	2,218,770	2,352,148
Target Corp. Senior Unsecured
06/26/19	2.300%	400,000	412,240
Wal-Mart Stores, Inc. Senior Unsecured
04/22/24	3.300%	1,395,000	1,500,463
Total			4,264,851
Supranational 0.4%
European Investment Bank Senior Unsecured
05/30/17	5.125%	2,245,000	2,469,859
Technology 0.4%
Oracle Corp. Senior Unsecured
10/15/22	2.500%	2,871,000	2,915,406
Transportation Services 0.1%
FedEx Corp.
02/01/45	4.100%	615,000	641,556

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 1.5%
AT&T, Inc. Senior Unsecured
12/15/42	4.300%	$1,298,000	$1,293,640
Telefonica Emisiones SAU
04/27/18	3.192%	469,000	489,127
Verizon Communications, Inc.
Senior Unsecured
06/09/17	1.350%	5,000	4,994
11/01/21	3.000%	2,365,000	2,399,437
11/01/24	3.500%	3,495,000	3,586,597
03/15/34	5.050%	290,000	328,086
09/15/43	6.550%	842,000	1,137,407
Verizon New York, Inc.
04/01/32	7.375%	1,106,000	1,435,442
Total			10,674,730
Total Corporate Bonds & Notes (Cost: $189,007,884)			$199,842,471

Residential Mortgage-Backed Securities - Agency 24.9%
Federal Home Loan Mortgage Corp. (d)
09/01/16	9.500%	87	91
03/01/21-05/01/41	5.000%	1,734,555	1,945,147
09/01/25-10/01/29	7.500%	41,145	46,670
11/01/25-12/01/35	7.000%	336,183	415,387
06/01/26	8.000%	718	825
06/01/43	3.500%	2,957,156	3,146,114
Federal National Mortgage Association (c)(d)
02/18/30-02/12/45	3.000%	13,795,000	14,355,756
02/18/30-02/12/45	3.500%	22,750,000	24,115,736
02/12/45	4.000%	9,750,000	10,441,641
02/12/45	4.500%	8,850,000	9,604,670
Federal National Mortgage Association (d)
10/01/15-10/01/29	7.500%	22,111	27,302
10/01/20-12/01/20	10.000%	53,306	56,907
09/01/28-12/01/43	3.000%	16,829,673	17,464,001
12/01/29-05/01/30	8.000%	144,211	168,919
06/01/32	7.000%	10,954	11,647
07/01/38	6.000%	4,019,370	4,556,000
01/01/40	5.500%	5,443,643	6,085,144
09/01/40	5.000%	3,171,144	3,508,470
05/01/43-06/01/44	3.500%	19,661,605	20,967,075
10/01/44	4.000%	8,143,888	8,729,406
10/01/44	4.500%	5,280,668	5,739,900
CMO Series 2013-121 Class KD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/25/41	3.500%	$8,382,610	$8,789,342
Government National Mortgage Association (a)(d)
07/20/21	2.000%	17,173	18,335
04/20/22-06/20/28	1.625%	161,261	166,606
Government National Mortgage Association (c)(d)
02/19/45	3.000%	11,970,000	12,417,472
02/19/45	3.500%	9,000,000	9,522,474
Government National Mortgage Association (d)
05/15/16	10.000%	653	656
01/15/17-12/15/17	8.500%	105,562	111,125
11/15/17-06/15/30	9.000%	78,830	84,234
11/15/17-08/15/20	9.500%	75,175	80,700
11/15/22-02/15/30	7.000%	149,423	168,913
05/15/23-12/15/31	6.500%	115,250	132,311
06/15/25-01/15/30	8.000%	157,228	180,126
04/15/26-03/15/30	7.500%	188,840	200,399
03/20/28	6.000%	57,881	65,499
09/20/42	3.500%	5,113,872	5,411,301
Government National Mortgage Association (d)(e)
06/15/39	4.500%	3,822,364	4,180,195
Vendee Mortgage Trust (a)(d)(f)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.366%	2,775,068	26,819
CMO IO Series 1998-3 Class IO
03/15/29	0.138%	3,646,837	4,513
Total Residential Mortgage-Backed Securities - Agency (Cost: $169,422,057)			$172,947,828

Residential Mortgage-Backed Securities - Non-Agency 2.9%
American Mortgage Trust Series 2093-3 Class 3A (a)(d)(g)(h)
07/27/23	8.188%	5,014	3,040
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)(d)
10/26/35	2.664%	3,252,834	3,302,238
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	612,464	618,736
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	471,662	476,177
Jefferies Resecuritization Trust CMO Series 2009-R6 Class 6A1 (a)(b)(d)
10/26/35	2.605%	2,203,274	2,256,578
New Residential Mortgage Loan Trust (a)(b)(d)
CMO Series 2014-1A Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
01/25/54	3.750%	$2,604,844	$2,700,158
Series 2014-2A Class A3
05/25/54	3.750%	1,409,378	1,457,892
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)(d)
08/26/35	5.215%	5,544,692	5,656,584
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)(d)
08/25/33	2.383%	3,450,465	3,546,553
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $20,035,981)			$20,017,956

Commercial Mortgage-Backed Securities - Non-Agency 8.0%
American Homes 4 Rent Trust (b)(d)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,718,842	2,867,712
Series 2014-SFR3 Class A
12/17/36	3.678%	3,105,478	3,249,327
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)(d)
09/10/47	5.153%	1,975,729	2,007,683
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(d)
05/15/46	5.768%	2,518,955	2,741,361
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)(d)
04/20/50	2.543%	4,269,704	4,292,222
Commercial Mortgage Trust (a)(d)
Series 2007-C9 Class AM
12/10/49	5.650%	4,835,000	5,269,541
Commercial Mortgage Trust (c)(d)
Series 2015-LC19 Class A4
02/10/48	3.183%	1,100,000	1,139,359
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(d)
06/15/39	5.698%	2,861,644	3,066,919
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (a)(d)
07/10/45	5.035%	555,000	562,205
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	3,195,000	3,405,493
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 (d)
11/15/47	3.672%	3,100,000	3,353,816
JPMorgan Chase Commercial Mortgage Securities Trust (a)(d)
Series 2006-CB14 Class AM
12/12/44	5.434%	2,400,000	2,488,507
Series 2006-CB15 Class ASB
06/12/43	5.790%	431,061	435,995

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)(d)
07/15/44	5.905%	$5,048,000	$5,524,127
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 (d)
02/15/40	5.430%	2,328,840	2,494,640
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (a)(d)(f)
12/15/30	1.070%	394,797	7,481
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(d)
Series 2007-6 Class A4
03/12/51	5.485%	1,805,000	1,940,503
Series 2007-8 Class A3
08/12/49	5.886%	2,600,000	2,841,966
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 (d)
02/15/48	2.988%	495,000	507,207
Morgan Stanley Capital I Trust Series 2007-IQ16 Class A4 (d)
12/12/49	5.809%	2,577,855	2,813,798
Morgan Stanley Re-Remic Trust (a)(b)(d)
Series 2009-GG10 Class A4B
08/12/45	5.796%	1,335,000	1,441,589
Series 2010-GG10 Class A4A
08/15/45	5.796%	2,089,063	2,244,836
Series 2010-GG10 Class A4B
08/15/45	5.796%	715,000	772,071
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 (d)
11/15/47	3.607%	460,000	495,077
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $56,175,033)			$55,963,435

Asset-Backed Securities - Agency 4.1%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	365,257	366,209
Series 2012-20I Class 1
09/01/32	2.200%	415,740	417,298
Series 2012-20J Class 1
10/01/32	2.180%	1,468,283	1,467,581
Series 2012-20L Class 1
12/01/32	1.930%	386,959	380,464
Series 2013-20B Class 1
02/01/33	2.210%	2,710,938	2,720,965
Series 2013-20C Class 1
03/01/33	2.220%	1,424,065	1,431,135
Series 2013-20D Class 1
04/01/33	2.080%	2,663,460	2,652,106
Series 2013-20E Class 1
05/01/33	2.070%	228,110	225,648
Series 2013-20F Class 1
06/01/33	2.450%	1,696,312	1,726,141

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20G Class 1
07/01/33	3.150%	$625,106	$659,725
Series 2013-20H Class 1
08/01/33	3.160%	2,686,294	2,835,614
Series 2013-20K Class 1
11/01/33	3.380%	1,154,819	1,224,121
Series 2013-20L Class 1
12/01/33	3.380%	1,030,391	1,095,820
Series 2014-1 Class 20H
08/01/34	2.880%	1,925,000	2,024,921
Series 2014-20B Class 1
02/01/34	3.230%	683,241	719,942
Series 2014-20C Class 1
03/01/34	3.210%	588,268	615,737
Series 2014-20D Class 1
04/01/34	3.110%	1,666,907	1,738,950
Series 2014-20E Class 1
05/01/34	3.000%	1,779,590	1,867,298
Series 2014-20F Class 1
06/01/34	2.990%	1,221,135	1,283,106
Series 2014-20G Class 1
07/01/34	2.870%	1,440,837	1,496,839
Series 2014-20K Class 1
11/01/34	2.800%	675,000	692,404
Series 2014-20L Class 1
12/01/34	2.700%	545,000	564,107
Total Asset-Backed Securities - Agency (Cost: $27,283,373)			$28,206,131

Asset-Backed Securities - Non-Agency 14.3%
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.717%	969,210	969,579
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	795,000	793,584
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	1,120,000	1,127,035
Series 2014-5 Class A2
10/15/19	1.600%	3,100,000	3,117,380
Ally Master Owner Trust (a)
Series 2014-2 Class A
01/16/18	0.537%	2,345,000	2,344,328
AmeriCredit Automobile Receivables Trust (a) Series 2015-1 Class A2B
04/09/18	0.587%	3,810,000	3,810,275
American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	2,030,000	2,034,486
Series 2014-3 Class A
04/15/20	1.490%	560,000	565,243
BA Credit Card Trust Series 2014-A2 Class A (a)
09/16/19	0.437%	3,440,000	3,436,948

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BMW Vehicle Lease Trust Series 2013-1 Class A3
09/21/15	0.540%	$910,965	$911,199
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	3,915,000	3,918,159
Barclays Dryrock Issuance Trust (a)
Series 2014-1 Class A
12/16/19	0.527%	1,835,000	1,832,933
Series 2014-2 Class A
03/16/20	0.507%	1,410,000	1,407,253
Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2 (a)(b)
02/18/20	0.697%	635,000	639,291
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.517%	715,000	714,012
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	642,452	642,241
Capital Auto Receivables Asset Trust Series 2013-1 Class A2
07/20/16	0.620%	789,337	789,397
Chase Issuance Trust (a)
Series 2007-A5 Class A5
03/15/19	0.207%	2,835,000	2,819,821
Chase Issuance Trust (a)
Series 2012-A10 Class A10
12/16/19	0.427%	1,490,000	1,487,322
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.418%	1,626,247	1,638,790
Series 2012-2A Class A
05/07/24	0.618%	929,226	930,579
Series 2013-1A Class A
01/07/25	0.618%	860,994	860,287
Citibank Credit Card Issuance Trust
Series 2014-A8 Class A8
04/09/20	1.730%	2,375,000	2,403,719
Citibank Credit Card Issuance Trust (a)
Series 2013-A2 Class A2
05/24/20	0.448%	2,380,000	2,375,242
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.517%	1,051,830	25,902
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	5,025,000	5,029,310
GE Dealer Floorplan Master Note Trust (a)
Series 2014-1 Class A
07/20/19	0.548%	2,750,000	2,750,145
GE Dealer Floorplan Master Note Trust (a)(c)
Series 2015-1 Class A
01/20/20	0.668%	4,465,000	4,465,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	$1,400,000	$1,400,022
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	875,000	874,914
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	1,555,000	1,550,063
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B (a)
01/15/19	0.468%	3,040,000	3,040,220
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.716%	3,364,509	3,368,189
Series 2014-1 Class A
04/10/28	0.566%	660,000	660,048
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	2,407,000	2,405,596
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.517%	3,425,000	3,430,404
MMAF Equipment Finance LLC (b)
Series 2012-AA Class A3
08/10/16	0.940%	354,388	354,686
Series 2014-AA Class A2
04/10/17	0.520%	2,280,000	2,278,937
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	195,000	195,030
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	640,359	640,659
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	225,000	225,049
Nissan Auto Receivables Owner Trust (a) Series 2015-A Class A1
01/15/20	0.567%	2,140,000	2,140,000
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	1,065,805	1,069,008
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.418%	2,060,782	2,058,757
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	1,063,143	1,063,329
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.617%	409,843	409,767
SMART Trust (b)
Series 2012-1USA Class A4A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
12/14/17	2.010%	$1,725,000	$1,722,530
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.487%	2,144,924	2,145,079
Series 2014-3 Class A2B
08/15/17	0.447%	1,103,006	1,103,086
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	2,575,400	2,575,197
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	5,240,000	5,226,543
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	1,433,687	1,431,946
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%	1,940,000	1,939,839
World Financial Network Credit Card Master Trust (a)
Series 2014-A Class A
12/15/19	0.547%	2,385,000	2,384,757
Total Asset-Backed Securities - Non-Agency (Cost: $100,499,635)			$99,533,115

U.S. Treasury Obligations 8.3%
U.S. Treasury
11/30/16	0.500%	3,500,000	3,505,194
11/15/17	0.875%	5,000,000	5,021,095
12/31/19	1.625%	6,423,000	6,558,487
12/31/21	2.125%	5,644,000	5,883,870
08/15/44	3.125%	2,988,000	3,545,916
U.S. Treasury (e)
11/15/24	2.250%	8,068,600	8,482,116
U.S. Treasury (i)
STRIPS
11/15/18	0.000%	7,057,000	6,783,612
11/15/19	0.000%	4,135,000	3,894,789
02/15/40	0.000%	14,141,000	7,975,920
11/15/41	0.000%	5,013,000	2,717,828
05/15/43	0.000%	7,075,000	3,652,462
Total U.S. Treasury Obligations (Cost: $51,997,827)			$58,021,289

U.S. Government & Agency Obligations 8.8%
Federal National Mortgage Association
05/27/15	0.500%	500,000	500,602
Residual Funding Corp. (i)
STRIPS
10/15/19	0.000%	8,710,000	8,121,822
10/15/20	0.000%	18,760,000	17,043,179
01/15/21	0.000%	26,765,000	23,994,876
01/15/30	0.000%	14,000,000	9,618,238
STRIPS Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
07/15/20	0.000%	$2,114,000	$1,933,634
Total U.S. Government & Agency Obligations (Cost: $52,081,330)			$61,212,351

Foreign Government Obligations(j) 1.9%
Brazil 0.2%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	345,000	476,462
01/07/41	5.625%	789,000	836,837
Total			1,313,299
Colombia —%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000	282,975
France 0.1%
Electricite de France SA Subordinated Notes (a)(b)
12/31/49	5.250%	468,000	491,400
Mexico 0.7%
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	1,012,000	1,041,854
Petroleos Mexicanos
03/01/18	5.750%	2,650,000	2,865,975
06/15/35	6.625%	595,000	682,643
Total			4,590,472
Netherlands 0.1%
Petrobras Global Finance BV
03/17/44	7.250%	795,000	685,680
Philippines 0.1%
Philippine Government International Bond Senior Unsecured
10/23/34	6.375%	430,000	610,063
Qatar 0.5%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	2,615,000	3,084,628

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Qatar (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	$617,770	$641,708
Total			3,726,336
Turkey 0.2%
Turkey Government International Bond Senior Unsecured
01/14/41	6.000%	875,000	1,047,812
Uruguay —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	165,000	160,463
Total Foreign Government Obligations (Cost: $11,798,085)			$12,908,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.1%
California 1.0%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009
07/01/34	5.750%	2,485,000	3,281,467
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	856,501
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,787,123
Total			6,925,091
Illinois 0.6%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	635,000	712,432
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	1,181,322

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	$2,080,000	$2,161,848
Total			4,055,602
Kentucky 0.3%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	1,790,396	1,844,770
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	1,310,000	1,481,780
Total Municipal Bonds (Cost: $11,686,140)			$14,307,243

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.6%
Banking 0.5%
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	78,550	$2,193,901
U.S. Bancorp (a)
12/31/49	6.500%	45,025	1,331,840
Total			3,525,741
Property & Casualty 0.1%
Allstate Corp. (The) (a)
01/15/53	5.100%	18,600	480,066
Total Preferred Debt (Cost: $3,622,651)			$4,005,807

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd. (k)	3	27
TOTAL CONSUMER STAPLES		27

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	$884
TOTAL FINANCIALS		884
Total Common Stocks (Cost: $—)		$911

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 3.8%
UNITED STATES 3.8%
U.S. Treasury Bills
04/02/15	0.010%	26,739,000	26,738,679
Total Treasury Bills (Cost: $26,738,112)			$26,738,679

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.118% (l)(m)	19,186,426	$19,186,426
Total Money Market Funds (Cost: $19,186,426)		$19,186,426
Total Investments
(Cost: $739,534,534) (n)		$772,892,142(o)
Other Assets & Liabilities, Net		(78,209,104)
Net Assets		$694,683,038

Investments in Derivatives Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $882,518 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	99	USD	21,756,797	03/2015	76,592	—
US 5YR NOTE	36	USD	4,368,375	03/2015	—	(348)
Total			26,125,172		76,592	(348)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(123)	USD	(16,097,625)	03/2015	—	(603,739)
US LONG BOND	(169)	USD	(25,566,531)	03/2015	—	(1,762,930)
US ULTRA T-BOND	(7)	USD	(1,252,563)	03/2015	—	(149,750)
Total			(42,916,719)		—	(2,516,419)

Credit Default Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $945,386 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.	12/20/2019	1.000	1,770,000	(51,678)	61,361	(1,967)	7,716	—
Goldman Sachs International	Bank of America Corp.	12/20/2019	1.000	3,890,000	(56,309)	49,377	(4,322)	—	(11,254)
Goldman Sachs International	Barclays Bank, PLC	12/20/2019	1.000	2,145,000	(47,701)	46,671	(2,383)	—	(3,413)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	60,360,000	34,981	—	(67,067)	—	(32,086)
Total								7,716	(46,753)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $533,305 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.191	12/16/2017	USD	36,088,000	(103)	—	(290,036)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.120	12/19/2017	USD	24,005,000	(74)	—	(140,105)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.738	12/16/2044	USD	4,909,055	(103)	652,360	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.685	12/19/2044	USD	3,234,233	(74)	389,455
Total								1,041,815	(430,141)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $90,015,811 or 12.96% of net assets.

(c)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(d)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)                                       Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)                                     Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $3,040, which represents less than 0.01% of net assets.  Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10/22/2010 - 10/12/2011	3,311

(h)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $3,040, which represents less than 0.01% of net assets.

(i)                                        Zero coupon bond.

(j)                                        Principal and interest may not be guaranteed by the government.

(k)                                     Non-income producing.

(l)                                        The rate shown is the seven-day current annualized yield at January 31, 2015.

(m)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	853,254	203,383,564	(185,050,392)	19,186,426	6,475	19,186,426

(n)                                     At January 31, 2015, the cost of securities for federal income tax purposes was approximately $739,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,693,000
Unrealized Depreciation	(3,336,000)
Net Unrealized Appreciation	$33,357,000

(o)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO                          Collateralized Mortgage Obligation

STRIPS               Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD                            US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	199,842,471	—	199,842,471
Residential Mortgage-Backed Securities - Agency	—	172,947,828	—	172,947,828
Residential Mortgage-Backed Securities - Non-Agency	—	20,014,916	3,040	20,017,956
Commercial Mortgage-Backed Securities - Non-Agency	—	55,963,435	—	55,963,435
Asset-Backed Securities - Agency	—	28,206,131	—	28,206,131
Asset-Backed Securities - Non-Agency	—	99,533,115	—	99,533,115
U.S. Treasury Obligations	32,996,678	25,024,611	—	58,021,289
U.S. Government & Agency Obligations	—	61,212,351	—	61,212,351
Foreign Government Obligations	—	12,908,500	—	12,908,500
Municipal Bonds	—	14,307,243	—	14,307,243
Preferred Debt	4,005,807	—	—	4,005,807
Total Bonds	37,002,485	689,960,601	3,040	726,966,126
Equity Securities
Common Stocks
Consumer Staples	27	—	—	27
Financials	884	—	—	884
Total Equity Securities	911	—	—	911
Short-Term Securities
Treasury Bills	26,738,679	—	—	26,738,679
Total Short-Term Securities	26,738,679	—	—	26,738,679
Mutual Funds
Money Market Funds	19,186,426	—	—	19,186,426
Total Mutual Funds	19,186,426	—	—	19,186,426
Investments in Securities	82,928,501	689,960,601	3,040	772,892,142
Derivatives
Assets
Futures Contracts	76,592	—	—	76,592
Swap Contracts	—	1,049,531	—	1,049,531
Liabilities
Futures Contracts	(2,516,767)	—	—	(2,516,767)
Swap Contracts	—	(476,894)	—	(476,894)
Total	80,488,326	690,533,238	3,040	771,024,604

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,369,932	—	—	1,369,932

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.6%
Aerospace & Defense 2.2%
Bombardier, Inc. Senior Unsecured (a)
03/15/20	7.750%	$188,000	$188,823
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	480,000	516,000
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	187,000	194,012
L-3 Communications Corp.
05/28/24	3.950%	7,770,000	8,052,191
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	6,825,000	7,256,879
08/01/23	3.250%	15,129,000	15,815,736
TransDigm, Inc.
10/15/20	5.500%	31,000	30,419
07/15/21	7.500%	278,000	294,680
07/15/24	6.500%	573,000	580,162
Total			32,928,902
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A
04/01/15	7.461%	80,985	81,896

Automotive 0.4%
Allison Transmission, Inc. (a)
05/15/19	7.125%	330,000	344,025
American Axle & Manufacturing, Inc.
02/15/19	5.125%	211,000	216,275
03/15/21	6.250%	376,000	400,910
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	591,000	621,289
06/15/21	8.250%	1,385,000	1,540,812
Gates Global LLC/Co. (a)
07/15/22	6.000%	269,000	252,187
General Motors Co. Senior Unsecured
10/02/23	4.875%	584,000	637,162
General Motors Financial Co., Inc.
09/25/21	4.375%	284,000	301,040
01/15/25	4.000%	536,000	547,712
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.250%	625,000	618,750
Schaeffler Holding Finance BV Senior Secured PIK (a)
11/15/19	6.250%	764,000	800,290
Tenneco, Inc.
12/15/24	5.375%	198,000	205,920
Total			6,486,372

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 2.7%
Ally Financial, Inc.
02/15/17	5.500%	$633,000	$663,067
03/15/20	8.000%	1,640,000	1,955,700
Senior Unsecured
09/30/24	5.125%	603,000	624,859
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/23/25	3.500%	13,834,000	14,210,139
JPMorgan Chase & Co. Senior Unsecured
01/23/25	3.125%	20,651,000	20,816,229
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	671,000	708,888
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	912,000	1,016,880
Washington Mutual Bank Subordinated Notes (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			40,005,287
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	466,000	498,620
11/15/22	5.375%	427,000	448,350
Total			946,970
Building Materials 0.3%
Allegion US Holding Co., Inc.
10/01/21	5.750%	327,000	343,350
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	627,000	631,703
Building Materials Corp. of America Senior Unsecured (a)
11/15/24	5.375%	306,000	310,590
Gibraltar Industries, Inc.
02/01/21	6.250%	181,000	184,620
HD Supply, Inc.
07/15/20	7.500%	1,135,000	1,188,912
Secured
04/15/20	11.000%	315,000	359,100
HD Supply, Inc. (a)
Senior Secured
12/15/21	5.250%	315,000	324,450
Nortek, Inc.
12/01/18	10.000%	45,000	47,250
04/15/21	8.500%	747,000	793,687
USG Corp. (a)
11/01/21	5.875%	117,000	121,388
Total			4,305,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 3.0%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$162,000	$168,075
03/15/21	5.250%	479,000	482,593
04/30/21	6.500%	178,000	187,345
09/30/22	5.250%	79,000	79,296
CCOH Safari LLC
12/01/22	5.500%	334,000	338,593
12/01/24	5.750%	933,000	945,829
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	495,125
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	176,000	197,120
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	290,000	326,975
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	595,000	618,800
12/15/21	5.125%	103,000	100,683
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	3,520,000	3,688,854
DISH DBS Corp.
09/01/19	7.875%	840,000	953,400
DISH DBS Corp. (a)
11/15/24	5.875%	605,000	608,025
Hughes Satellite Systems Corp.
06/15/21	7.625%	340,000	369,750
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	368,756
10/15/20	7.250%	690,000	723,637
Intelsat Luxembourg SA
06/01/21	7.750%	251,000	248,804
06/01/23	8.125%	324,000	327,240
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	52,000	52,130
NBCUniversal Media LLC
01/15/43	4.450%	15,910,000	18,293,938
Time Warner Cable, Inc.
09/15/42	4.500%	11,680,000	12,456,416
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/25	5.000%	439,000	447,780
Unitymedia KabelBW GmbH (a)
01/15/25	6.125%	368,000	387,320
Videotron Ltd.
07/15/22	5.000%	286,000	293,865
Videotron Ltd. (a)
06/15/24	5.375%	139,000	142,475
Virgin Media Finance PLC (a)
10/15/24	6.000%	221,000	232,603
01/15/25	5.750%	642,000	664,470

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	$197,000	$204,880
Total			44,404,777
Chemicals 1.9%
Angus Chemical Co. Senior Unsecured (a)(e)
02/15/23	8.750%	292,000	296,380
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	290,000	308,125
Celanese U.S. Holdings LLC
06/15/21	5.875%	293,000	314,243
Dow Chemical Co. (The) Senior Unsecured
10/01/44	4.625%	9,055,000	9,785,087
Eco Services Operations LLC/Finance Corp. Senior Unsecured (a)
11/01/22	8.500%	258,000	259,290
Huntsman International LLC
11/15/20	4.875%	264,000	264,990
03/15/21	8.625%	73,000	78,475
Huntsman International LLC (a)
11/15/22	5.125%	110,000	109,725
INEOS Group Holdings SA (a)
08/15/18	6.125%	101,000	97,465
02/15/19	5.875%	363,000	344,850
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	520,000	565,500
LYB International Finance BV
07/15/23	4.000%	3,020,000	3,190,781
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	6,455,000	7,142,477
NOVA Chemicals Corp. (a)
Senior Unsecured
08/01/23	5.250%	379,000	391,791
05/01/25	5.000%	809,000	839,337
PQ Corp. Secured (a)
05/01/18	8.750%	2,024,000	2,064,480
PSPC Escrow Corp. Senior Unsecured (a)(e)
02/01/22	6.500%	794,000	809,880
WR Grace & Co. (a)
10/01/21	5.125%	667,000	693,680
10/01/24	5.625%	154,000	165,165
Total			27,721,721

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$175,000	$188,562
CNH Industrial Capital LLC
04/15/18	3.625%	4,120,000	4,068,500
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	5,738,000	5,508,480
Case New Holland Industrial, Inc.
12/01/17	7.875%	1,716,000	1,889,316
H&E Equipment Services, Inc.
09/01/22	7.000%	250,000	238,125
United Rentals North America, Inc.
05/15/20	7.375%	867,000	933,109
02/01/21	8.250%	120,000	129,750
04/15/22	7.625%	495,000	544,401
06/15/23	6.125%	43,000	44,666
11/15/24	5.750%	678,000	688,170
Secured
07/15/18	5.750%	109,000	112,543
Total			14,345,622
Consumer Cyclical Services 0.2%
ADT Corp. (The)
Senior Unsecured
03/15/20	5.250%	337,000	342,055
07/15/22	3.500%	273,000	247,065
APX Group, Inc.
12/01/20	8.750%	447,000	364,305
Senior Secured
12/01/19	6.375%	954,000	908,685
IHS, Inc. (a)
11/01/22	5.000%	594,000	598,826
Monitronics International, Inc.
04/01/20	9.125%	517,000	480,810
Total			2,941,746
Consumer Products 1.1%
Clorox Co. (The) Senior Unsecured
12/15/24	3.500%	13,005,000	13,456,950
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	369,000	394,369
Spectrum Brands, Inc.
11/15/20	6.375%	720,000	759,600
11/15/22	6.625%	385,000	410,988
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	275,000	264,000
Tempur Sealy International, Inc.
12/15/20	6.875%	687,000	736,807
Total			16,022,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.6%
Entegris, Inc. (a)
04/01/22	6.000%	$350,000	$353,500
General Electric Co. Senior Unsecured
03/11/44	4.500%	7,395,000	8,654,731
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	644,000	584,430
Total			9,592,661
Electric 18.9%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	454,000	502,805
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	6,675,000	6,725,383
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	3,680,000	4,205,868
Berkshire Hathaway Energy Co.
Senior Unsecured
11/15/23	3.750%	19,420,000	21,004,711
02/01/45	4.500%	804,000	914,201
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	3,150,000	3,633,931
03/31/43	4.700%	2,435,000	2,818,454
03/01/44	4.875%	6,190,000	7,421,816
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	861,000	925,575
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	10,000,000	10,476,250
04/01/44	4.500%	3,000,000	3,628,971
Connecticut Light & Power Co. (The) 1st Refunding Mortgage
01/15/23	2.500%	5,088,000	5,117,404
DTE Energy Co.
Senior Unsecured
06/01/16	6.350%	7,300,000	7,828,775
06/01/24	3.500%	13,760,000	14,627,265
Dominion Resources, Inc.
Senior Unsecured
09/15/22	2.750%	17,477,000	17,609,109
09/15/42	4.050%	10,094,000	10,736,756
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	17,925,000	19,301,981
10/15/23	3.950%	4,890,000	5,429,093
04/15/24	3.750%	2,445,000	2,665,361
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,546,248

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
03/15/23	3.200%	$13,250,000	$13,798,815
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	347,325
NRG Energy, Inc.
07/15/22	6.250%	335,000	344,213
NRG Yield Operating LLC (a)
08/15/24	5.375%	992,000	1,026,720
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	4,000,000	4,363,188
06/01/42	5.300%	2,340,000	3,119,190
PPL Capital Funding, Inc.
06/01/23	3.400%	26,805,000	27,951,637
03/15/24	3.950%	1,565,000	1,703,654
PSEG Power LLC
11/15/18	2.450%	1,295,000	1,319,352
11/15/23	4.300%	1,605,000	1,755,933
PacifiCorp 1st Mortgage
06/01/23	2.950%	8,525,000	8,893,433
Pacific Gas & Electric Co.
Senior Unsecured
02/15/24	3.750%	4,385,000	4,748,281
11/15/43	5.125%	4,735,000	5,898,584
02/15/44	4.750%	3,268,000	3,923,932
03/15/45	4.300%	1,815,000	2,039,980
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	16,250,000	16,981,997
Southern California Edison Co.
1st Mortgage
02/01/45	3.600%	375,000	394,428
1st Refunding Mortgage
06/01/21	3.875%	8,024,000	8,855,966
10/01/43	4.650%	2,410,000	2,981,348
TerraForm Power Operating LLC (a)
02/01/23	5.875%	363,000	370,714
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	15,885,000	15,902,855
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	7,145,000	8,079,673
Total			281,921,175
Environmental 0.2%
Waste Management, Inc.
09/15/22	2.900%	2,681,000	2,738,296

Finance Companies 1.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
05/15/21	4.500%	$1,604,000	$1,656,130
Senior Unsecured
10/01/21	5.000%	669,000	710,812
Aircastle Ltd.
Senior Unsecured
03/15/21	5.125%	198,000	200,475
02/15/22	5.500%	221,000	227,674
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	19,000	21,375
CIT Group, Inc.
Senior Unsecured
08/15/22	5.000%	1,055,000	1,109,069
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	705,000	762,281
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	7,090,000	7,620,547
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	675,325
05/15/19	6.250%	907,000	999,967
12/15/20	8.250%	186,000	228,315
Navient Corp.
Senior Unsecured
01/15/19	5.500%	275,000	284,488
10/26/20	5.000%	52,000	51,935
01/25/22	7.250%	235,000	255,563
01/25/23	5.500%	230,000	220,800
03/25/24	6.125%	322,000	313,950
10/25/24	5.875%	666,000	629,370
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	271,000	280,485
12/15/21	7.250%	474,000	489,405
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	922,000	880,510
Senior Unsecured
02/15/19	10.125%	86,000	90,567
Springleaf Finance Corp.
12/15/17	6.900%	240,000	257,100
06/01/20	6.000%	245,000	246,225
10/01/21	7.750%	301,000	334,110
10/01/23	8.250%	226,000	254,815
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	565,000	555,113
Total			19,356,406
Food and Beverage 7.0%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	8,280,000	8,306,852
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	3,657,000	3,682,855
01/25/43	4.650%	6,961,000	7,545,606

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Constellation Brands, Inc.
11/15/19	3.875%	$423,000	$435,161
11/15/24	4.750%	412,000	431,570
Darling Ingredients, Inc.
01/15/22	5.375%	425,000	423,938
Diamond Foods, Inc. (a)
03/15/19	7.000%	274,000	276,740
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	4,294,000	4,612,486
06/27/24	3.875%	7,132,000	7,353,306
Heineken NV (a)
Senior Unsecured
04/01/22	3.400%	13,875,000	14,609,792
04/01/23	2.750%	4,884,000	4,908,977
Molson Coors Brewing Co.
05/01/42	5.000%	13,795,000	15,880,652
PepsiCo, Inc. Senior Unsecured
08/13/42	3.600%	2,320,000	2,266,185
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	62,000	61,225
Post Holdings, Inc. (a)
12/15/22	6.000%	206,000	196,730
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	26,980,000	28,820,333
Sysco Corp.
10/02/44	4.500%	4,315,000	4,758,953
WhiteWave Foods Co. (The)
10/01/22	5.375%	379,000	399,845
Total			104,971,206
Gaming 0.3%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	507,000	527,280
MGM Resorts International
03/01/18	11.375%	233,000	277,852
10/01/20	6.750%	616,000	651,420
12/15/21	6.625%	375,000	393,750
03/15/23	6.000%	578,000	583,780
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	318,000	310,050
Pinnacle Entertainment, Inc.
08/01/21	6.375%	176,000	180,400
Scientific Games International, Inc. (a)
12/01/22	10.000%	884,000	808,860
Senior Secured
01/01/22	7.000%	800,000	809,000
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	221,000	235,365
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
10/01/20	7.804%	$345,000	$376,047
Tunica-Biloxi Gaming Authority Senior Unsecured (a)(c)
11/15/15	9.000%	203,000	90,843
Total			5,244,647
Health Care 2.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	97,000	95,303
Amsurg Corp.
11/30/20	5.625%	276,000	282,210
Amsurg Corp. (a)
07/15/22	5.625%	240,000	248,100
Becton Dickinson and Co. Senior Unsecured
12/15/24	3.734%	2,285,000	2,434,101
Biomet, Inc.
08/01/20	6.500%	96,000	102,360
CHS/Community Health Systems, Inc.
11/15/19	8.000%	630,000	670,950
02/01/22	6.875%	915,000	971,844
Senior Secured
08/15/18	5.125%	825,000	854,287
08/01/21	5.125%	103,000	106,991
Catamaran Corp.
03/15/21	4.750%	104,000	105,404
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	207,000	208,941
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	930,598
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	795,000	842,700
07/15/24	5.125%	884,000	908,575
Emdeon, Inc.
12/31/19	11.000%	392,000	427,770
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	208,838
01/31/22	5.875%	860,000	959,975
10/15/24	4.750%	209,000	219,973
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	383,000	423,215
HCA, Inc.
02/01/25	5.375%	640,000	657,600
Senior Secured
02/15/20	6.500%	2,041,000	2,296,125
04/15/25	5.250%	560,000	610,400
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	352,000	366,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	$263,000	$288,643
LifePoint Hospitals, Inc.
12/01/21	5.500%	406,000	426,808
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	380,000	396,150
McKesson Corp. Senior Unsecured
03/15/23	2.850%	6,845,000	6,832,802
Medtronic, Inc. Senior Unsecured (a)
03/15/45	4.625%	4,237,000	4,885,422
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	262,000	271,170
12/01/24	5.000%	111,000	115,440
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	227,000	242,323
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	253,935
Teleflex, Inc. (a)
06/15/24	5.250%	31,000	31,310
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	638,000	652,355
10/01/20	6.000%	264,000	285,780
04/01/21	4.500%	130,000	131,300
10/01/21	4.375%	730,000	729,087
Senior Unsecured
04/01/22	8.125%	914,000	1,030,535
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.000%	46,000	46,115
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	532,000	545,965
Total			32,097,920
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	312,000	316,680

Home Construction 0.2%
Meritage Homes Corp.
03/01/18	4.500%	360,000	358,200
04/15/20	7.150%	78,000	83,460
04/01/22	7.000%	174,000	183,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	$278,000	$291,205
Standard Pacific Corp.
12/15/21	6.250%	271,000	276,420
11/15/24	5.875%	146,000	144,905
TRI Pointe Holdings, Inc. Senior Unsecured (a)
06/15/19	4.375%	147,000	140,018
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	132,000	137,280
04/15/20	7.750%	383,000	400,235
04/15/21	5.250%	355,000	334,587
Total			2,349,880
Independent Energy 6.0%
Antero Resources Corp. (a)
12/01/22	5.125%	670,000	641,525
Apache Corp. Senior Unsecured
01/15/44	4.250%	4,252,000	3,982,449
Canadian Natural Resources Ltd. Senior Unsecured
04/15/24	3.800%	19,350,000	19,194,116
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	3,780,000	3,449,639
Senior Unsecured
04/01/42	6.000%	3,625,000	3,248,812
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	434,000	434,651
Chesapeake Energy Corp.
12/15/18	7.250%	1,980,000	2,175,525
08/15/20	6.625%	476,000	509,320
02/15/21	6.125%	539,000	568,645
03/15/23	5.750%	1,299,000	1,344,465
Cimarex Energy Co.
06/01/24	4.375%	452,000	429,260
Concho Resources, Inc.
01/15/21	7.000%	1,254,000	1,319,835
01/15/22	6.500%	174,000	180,960
04/01/23	5.500%	1,490,000	1,490,000
Continental Resources, Inc.
09/15/22	5.000%	16,641,000	15,808,950
06/01/44	4.900%	5,300,000	4,541,252
Diamondback Energy, Inc.
10/01/21	7.625%	122,000	125,050
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	1,029,000	1,036,717
09/01/22	7.750%	130,000	123,338
Hess Corp. Senior Unsecured
02/15/41	5.600%	4,180,000	4,571,064

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)
12/01/24	5.000%	$263,000	$236,700
Laredo Petroleum, Inc.
01/15/22	5.625%	1,909,000	1,689,465
05/01/22	7.375%	297,000	284,378
Noble Energy, Inc.
Senior Unsecured
11/15/43	5.250%	7,114,000	7,267,506
11/15/44	5.050%	5,710,000	5,810,879
Oasis Petroleum, Inc.
11/01/21	6.500%	709,000	646,962
03/15/22	6.875%	344,000	316,695
01/15/23	6.875%	860,000	786,900
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	740,000	732,600
RSP Permian, Inc. (a)
10/01/22	6.625%	159,000	158,006
Range Resources Corp.
06/01/21	5.750%	705,000	722,625
SM Energy Co. Senior Unsecured (a)
11/15/22	6.125%	271,000	261,515
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	34,388
03/15/21	5.750%	786,000	747,682
Woodside Finance Ltd. (a)
05/10/21	4.600%	4,875,000	5,241,951
Total			90,113,825
Integrated Energy 1.1%
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	17,495,000	17,117,318

Leisure 0.2%
AMC Entertainment, Inc.
12/01/20	9.750%	51,000	55,463
Activision Blizzard, Inc. (a)
09/15/21	5.625%	1,970,000	2,110,362
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	314,000	317,140
Six Flags, Inc., Escrow (a)(b)(d)(f)(g)
06/01/44	9.625%	259,000	—
Total			2,482,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 4.7%
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	$31,880,000	$35,013,472
Guardian Life Insurance Co. of America (The) Subordinated Notes (a)
06/19/64	4.875%	7,200,000	8,265,744
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	8,962,000	10,071,030
Teachers Insurance & Annuity Association of America Subordinated Notes (a)
09/15/44	4.900%	14,525,000	17,472,093
Total			70,822,339
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,075,000	1,152,937
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,159,000	1,222,745
Playa Resorts Holding BV (a)
08/15/20	8.000%	646,000	641,155
Total			3,016,837
Media and Entertainment 5.6%
21st Century Fox America, Inc.
09/15/44	4.750%	8,905,000	10,490,838
AMC Networks, Inc.
12/15/22	4.750%	935,000	930,325
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	297,000	313,335
Senior Unsecured
11/15/22	6.500%	455,000	464,100
11/15/22	6.500%	455,000	469,219
Gannett Co., Inc.
10/15/19	5.125%	285,000	294,975
10/15/23	6.375%	74,000	78,810
Gannett Co., Inc. (a)
09/15/21	4.875%	130,000	130,000
09/15/24	5.500%	115,000	116,150
Lamar Media Corp.
01/15/24	5.375%	101,000	104,535
MDC Partners, Inc. (a)
04/01/20	6.750%	744,000	776,550
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	566,000	581,565
Outfront Media Capital LLC/Corp. (a)
02/15/22	5.250%	73,000	75,555
02/15/24	5.625%	73,000	76,285
03/15/25	5.875%	641,000	663,435

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Scripps Networks Interactive, Inc. Senior Unsecured
11/15/24	3.900%	$19,506,000	$20,810,834
Sky PLC (a)
11/26/22	3.125%	23,596,000	23,976,132
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	12,129,000	13,030,864
Time Warner, Inc.
03/29/41	6.250%	6,360,000	8,410,222
Univision Communications, Inc. (a)
05/15/21	8.500%	351,000	376,447
Senior Secured
11/01/20	7.875%	273,000	292,793
09/15/22	6.750%	463,000	503,512
05/15/23	5.125%	231,000	239,663
iHeartCommunications, Inc. PIK
02/01/21	14.000%	414,304	339,729
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	363,000	352,110
09/15/22	9.000%	119,000	115,133
Total			84,013,116
Metals 2.0%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	385,000	420,269
ArcelorMittal Senior Unsecured
02/25/22	6.750%	573,000	609,170
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	2,185,000	2,561,526
Barrick Gold Corp. Senior Unsecured
04/01/42	5.250%	5,552,000	5,499,578
Calcipar SA Senior Secured (a)
05/01/18	6.875%	359,000	363,487
Newmont Mining Corp.
03/15/42	4.875%	5,025,000	4,617,548
Rio Tinto Finance USA PLC
08/21/42	4.125%	3,045,000	3,049,653
Teck Resources Ltd.
03/01/42	5.200%	8,445,000	6,656,307
Vale SA Senior Unsecured
09/11/42	5.625%	6,855,000	6,039,598
Total			29,817,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 9.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	$752,000	$770,800
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	510,000	504,900
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	8,947,857
Colorado Interstate Gas Co. LLC
11/15/15	6.800%	1,914,000	1,992,395
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	61,000	59,475
03/01/22	6.125%	206,000	200,335
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	6,395,000	6,580,238
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	2,715,000	2,839,825
Enterprise Products Operating LLC
02/15/45	5.100%	6,255,000	7,138,162
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	942,000	1,012,650
Kinder Morgan Energy Partners LP
03/01/21	3.500%	2,270,000	2,293,456
09/01/22	3.950%	15,382,000	15,706,699
02/15/23	3.450%	18,917,000	18,669,112
Kinder Morgan, Inc.
09/15/20	6.500%	1,139,000	1,314,961
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	371,000	390,477
02/15/23	5.500%	753,000	774,649
07/15/23	4.500%	1,231,000	1,218,690
12/01/24	4.875%	305,000	306,525
NiSource Finance Corp.
02/15/44	4.800%	660,000	787,194
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	8,479,000	9,211,967
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/23	2.850%	16,310,000	15,933,402
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	860,720
03/01/22	5.875%	213,000	233,235
10/01/22	5.000%	325,000	339,625
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,795,000
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	16,345,000	17,630,371
Targa Resources Partners LP/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
05/01/23	5.250%	$20,000	$19,900
11/15/23	4.250%	369,000	345,015
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	668,000	681,226
11/15/19	4.125%	228,000	222,300
Tesoro Logistics LP/Finance Corp. (a)
Senior Unsecured
10/15/19	5.500%	115,000	116,581
10/15/22	6.250%	720,000	730,800
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	2,865,000	3,003,832
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	8,983,000	9,573,740
Total			143,206,114
Natural Gas 1.9%
Sempra Energy
Senior Unsecured
12/01/23	4.050%	22,112,000	24,405,744
06/15/24	3.550%	3,370,000	3,574,121
Total			27,979,865
Oil Field Services 1.3%
Noble Holding International Ltd.
03/15/22	3.950%	10,735,000	9,178,521
03/15/42	5.250%	11,515,000	8,971,233
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,253,216
Total			19,402,970
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	401,000	410,022
Other Industry 0.1%
AECOM (a)
10/15/22	5.750%	170,000	177,862
CB Richard Ellis Services, Inc.
03/15/25	5.250%	699,000	740,940
Total			918,802
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	249,000	244,020
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	114,000	111,863
06/15/17	6.000%	52,000	51,057
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	579,000	577,553

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	$166,000	$171,395
08/15/19	9.875%	225,000	239,063
02/15/21	8.250%	730,000	741,862
Senior Secured
08/15/19	7.875%	281,000	296,806
10/15/20	5.750%	1,303,000	1,332,317
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	516,000	490,200
Total			4,256,136
Pharmaceuticals 1.1%
Amgen, Inc. Senior Unsecured
05/15/43	5.375%	9,755,000	11,990,651
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	158,000	161,337
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	620,000	633,562
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	445,000	451,675
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	230,000	234,600
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	337,000	360,590
Salix Pharmaceuticals Ltd. (a)
01/15/21	6.000%	150,000	159,750
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,452,000	1,535,490
12/01/21	5.625%	203,000	209,598
03/01/23	5.500%	257,000	263,425
Total			16,000,678
Property & Casualty 2.8%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	9,878,000	11,196,427
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,490,000	1,725,661
CNA Financial Corp.
Senior Unsecured
08/15/20	5.875%	3,376,000	3,920,137
05/15/24	3.950%	2,330,000	2,444,720
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	1,165,000	1,165,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
07/15/19	8.125%	$93,000	$91,140
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	13,686,000	15,241,701
Loews Corp. Senior Unsecured
05/15/23	2.625%	5,460,000	5,338,400
Total			41,123,186
Railroads 1.5%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/44	4.550%	215,000	244,849
CSX Corp. Senior Unsecured
03/15/44	4.100%	7,190,000	7,727,201
Canadian Pacific Railway Co. Senior Unsecured (e)
02/01/25	2.900%	13,895,000	14,040,161
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	189,000	184,275
Senior Secured
05/01/19	6.750%	339,000	334,763
Total			22,531,249
Refining 1.0%
Marathon Petroleum Corp. Senior Unsecured
09/15/44	4.750%	7,780,000	7,639,268
Phillips 66
11/15/44	4.875%	7,185,000	7,798,771
Total			15,438,039
Restaurants 0.7%
BC ULC/New Red Finance Inc. Secured (a)
04/01/22	6.000%	732,000	750,300
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	2,000,000	2,131,324
11/01/21	3.750%	7,615,000	8,025,936
Total			10,907,560
Retailers 0.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	251,000	259,785
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	157,000	155,037
L Brands, Inc.
05/01/20	7.000%	500,000	568,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Penske Automotive Group, Inc.
12/01/24	5.375%	$270,000	$274,725
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	198,000	219,780
Total			1,478,077
Technology 1.1%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	624,000	642,720
04/01/20	6.375%	15,000	15,544
08/01/22	5.375%	1,273,000	1,263,452
Ancestry.com, Inc.
12/15/20	11.000%	404,000	438,340
Audatex North America, Inc. (a)
06/15/21	6.000%	294,000	305,760
CDW LLC/Finance Corp.
04/01/19	8.500%	169,000	177,661
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	558,000	569,160
01/01/22	5.375%	155,000	160,425
04/01/23	5.375%	980,000	1,016,750
First Data Corp.
01/15/21	12.625%	415,000	492,294
First Data Corp. (a)
Secured
01/15/21	8.250%	888,000	946,830
Senior Secured
08/15/20	8.875%	110,000	117,838
11/01/20	6.750%	665,000	712,381
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	171,000	173,565
Iron Mountain, Inc.
08/15/23	6.000%	231,000	241,973
MSCI, Inc. (a)
11/15/24	5.250%	447,000	465,997
NCR Corp.
12/15/21	5.875%	113,000	116,673
NXP BV/Funding LLC (a)
02/15/21	5.750%	303,000	318,907
Nuance Communications, Inc. (a)
08/15/20	5.375%	572,000	576,290
Open Text Corp. (a)
01/15/23	5.625%	374,000	384,285
Oracle Corp. Senior Unsecured
07/08/44	4.500%	5,760,000	6,737,864

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	$382,000	$379,612
Zebra Technologies Corp. Senior Unsecured (a)
10/15/22	7.250%	524,000	561,990
Total			16,816,311
Transportation Services 0.6%
FedEx Corp.
01/15/44	5.100%	5,260,000	6,312,521
02/01/45	4.100%	1,505,000	1,569,986
Hertz Corp. (The)
01/15/21	7.375%	680,000	717,332
Total			8,599,839
Wireless 2.7%
Altice Financing SA Senior Secured (a)(e)
02/15/23	6.625%	353,000	353,000
Altice SA (a)
05/15/22	7.750%	137,000	141,795
Altice SA (a)(e)
02/15/25	7.625%	906,000	906,000
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%	770,000	779,132
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	950,000	964,527
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,928,000	1,976,200
Numericable-SFR (a)
Senior Secured
05/15/19	4.875%	247,000	247,000
05/15/22	6.000%	333,000	340,626
Rogers Communications, Inc.
03/15/23	3.000%	22,045,000	22,156,041
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	191,000	185,748
SBA Telecommunications, Inc.
07/15/20	5.750%	365,000	376,863
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	127,000	137,795
11/15/22	6.000%	518,000	483,035
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,214,000	1,405,205
03/01/20	7.000%	489,000	533,010
Sprint Corp.
09/15/21	7.250%	679,000	677,981

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
06/15/24	7.125%	$277,000	$269,383
T-Mobile USA, Inc.
04/28/20	6.542%	11,000	11,395
04/28/21	6.633%	457,000	474,480
01/15/22	6.125%	192,000	197,520
04/28/22	6.731%	299,000	309,839
03/01/23	6.000%	393,000	401,842
04/01/23	6.625%	110,000	114,125
01/15/24	6.500%	192,000	199,200
03/01/25	6.375%	98,000	99,715
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%	4,813,000	5,060,744
Wind Acquisition Finance SA (a)
04/23/21	7.375%	423,000	410,310
Senior Secured
04/30/20	6.500%	439,000	456,560
07/15/20	4.750%	453,000	441,675
Total			40,110,746
Wirelines 5.5%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	26,605,000	26,445,796
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%	204,000	214,710
12/01/23	6.750%	687,000	766,864
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	497,000	573,637
09/15/21	6.250%	47,000	48,410
04/15/24	7.625%	245,000	259,087
01/15/25	6.875%	639,000	647,786
Level 3 Communications, Inc. Senior Unsecured (a)
12/01/22	5.750%	363,000	365,722
Level 3 Financing, Inc.
06/01/20	7.000%	176,000	187,440
07/15/20	8.625%	150,000	163,575
01/15/21	6.125%	233,000	241,738
Level 3 Financing, Inc. (a)
08/15/22	5.375%	457,000	463,855
02/01/23	5.625%	193,000	195,895
Level 3 Financing, Inc. (h)
01/15/18	3.826%	111,000	111,555
Orange SA Senior Unsecured
02/06/44	5.500%	2,062,000	2,578,224
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	619,000	647,629
Verizon Communications, Inc.
Senior Unsecured
03/15/24	4.150%	12,000,000	12,914,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
11/01/42	3.850%	$35,954,000	$34,220,316
Windstream Corp.
10/15/20	7.750%	246,000	255,225
08/01/23	6.375%	105,000	96,731
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	104,000	116,740
Senior Secured
01/01/20	8.125%	515,000	545,900
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	806,000	810,030
Total			82,871,697
Total Corporate Bonds & Notes (Cost: $1,331,020,197)			$1,398,214,755

U.S. Treasury Obligations 0.2%
U.S. Treasury
05/15/44	3.375%	1,900,000	2,359,711
Total U.S. Treasury Obligations (Cost: $1,980,663)			$2,359,711

Foreign Government Obligations(i) 0.3%
Mexico 0.1%
Petroleos Mexicanos
06/27/44	5.500%	1,045,000	1,050,225
Netherlands 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	4,275,000	3,334,500
Total Foreign Government Obligations (Cost: $4,458,720)			$4,384,725

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (h)(j)
02/01/20	3.750%	287,164	281,062

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (h)(j)
03/20/20	8.500%	$302,000	$298,980
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (h)(j)
07/03/19	4.250%	737,672	726,607
United Surgical Partners International, Inc. Tranche B Term Loan (h)(j)
04/03/19	4.750%	364,219	362,700
Total			1,388,287
Technology —%
TIBCO Software, Inc. Term Loan (e)(h)(j)
12/04/20	6.500%	497,000	484,948
Total Senior Loans (Cost: $2,165,330)			$2,154,297

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
WMI Holdings Corp. (g)	21,286	$45,871
WMI Holdings Corp. Escrow (b)(d)(f)(g)	1,075	—
Total		45,871
TOTAL FINANCIALS		45,871
Total Common Stocks (Cost: $1,077,709)		$45,871

	Shares	Value

Money Market Funds 4.2%
Columbia Short-Term Cash Fund, 0.118% (k)(l)	62,060,682	$62,060,682
Total Money Market Funds (Cost: $62,060,682)		$62,060,682
Total Investments (Cost: $1,402,763,301) (m)		$1,469,220,041(n)
Other Assets & Liabilities, Net		23,849,142
Net Assets		$1,493,069,183

Investments in Derivatives Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, cash totaling $8,617,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA T-BOND	47	USD	8,410,063	03/2015	997,579	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(3,500)	USD	(458,062,500)	03/2015	—	(16,232,346)
US 5YR NOTE	(683)	USD	(82,877,781)	03/2015	—	(1,670,185)
US LONG BOND	(1,304)	USD	(197,270,750)	03/2015	—	(12,711,604)
Total			(738,211,031)		—	(30,614,135)

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $280,863,935 or 18.81% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc., Escrow
06/01/44 9.625%	05-07-2010	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	03-10-2006 - 05-14-2008	5,688,448
WMI Holdings Corp. Escrow	03-05-2007	—

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $100,368, which represents 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Negligible market value.
(g)	Non-income producing.
(h)	Variable rate security.
(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	98,299,930	485,830,094	(522,069,342)	62,060,682	60,868	62,060,682

(m)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $1,402,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$85,416,000
Unrealized Depreciation	(18,959,000)
Net Unrealized Appreciation	$66,457,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	39,995,762	9,525		40,005,287
Leisure	—	2,482,965	—	(a)	2,482,965
All Other Industries	—	1,355,726,503	—		1,355,726,503
U.S. Treasury Obligations	2,359,711	—	—		2,359,711
Foreign Government Obligations	—	4,384,725	—		4,384,725
Total Bonds	2,359,711	1,402,589,955	9,525		1,404,959,191
Other
Senior Loans
Health Care	—	1,089,307	298,980		1,388,287
All Other Industries	—	766,010	—		766,010
Total Other	—	1,855,317	298,980		2,154,297
Equity Securities
Common Stocks
Financials	45,871	—	—	(a)	45,871
Total Equity Securities	45,871	—	—		45,871
Mutual Funds
Money Market Funds	62,060,682	—	—		62,060,682
Total Mutual Funds	62,060,682	—	—		62,060,682
Investments in Securities	64,466,264	1,404,445,272	308,505		1,469,220,041
Derivatives
Assets
Futures Contracts	997,579	—	—		997,579
Liabilities
Futures Contracts	(30,614,135)	—	—		(30,614,135)
Total	34,849,708	1,404,445,272	308,505		1,439,603,485

(a) Negligible market value.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Intermediate Bond Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 37.4%
Aerospace & Defense 0.6%
Bombardier, Inc. (b)
Senior Unsecured
04/15/19	4.750%	$278,000	$261,320
03/15/20	7.750%	234,000	235,024
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	153,000	158,738
L-3 Communications Corp.
07/15/20	4.750%	7,673,000	8,374,750
02/15/21	4.950%	1,067,000	1,183,389
05/28/24	3.950%	1,930,000	2,000,094
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	6,544,000	7,009,880
TransDigm, Inc.
10/15/20	5.500%	39,000	38,269
07/15/24	6.500%	749,000	758,362
Total			20,019,826
Automotive 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	217,000	222,425
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	2,108,000	2,216,035
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	356,000	376,470
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	4,335,000	5,456,941
07/16/31	7.450%	4,175,000	5,907,846
Ford Motor Credit Co. LLC Senior Unsecured (c)
11/08/16	0.682%	8,815,000	8,764,270
Gates Global LLC/Co. (b)
07/15/22	6.000%	60,000	56,250
General Motors Co.
Senior Unsecured
10/02/18	3.500%	3,821,000	3,916,525
10/02/23	4.875%	587,000	640,435
General Motors Financial Co., Inc.
09/25/21	4.375%	299,000	316,940
01/15/25	4.000%	312,000	318,817
Schaeffler Finance BV (b)
Senior Secured
05/15/21	4.250%	252,000	249,480
05/15/21	4.750%	380,000	382,850
Schaeffler Holding Finance BV Senior Secured PIK (b)
11/15/19	6.250%	521,000	545,748
Tenneco, Inc.
12/15/24	5.375%	162,000	168,480
Total			29,539,512

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking 9.3%
Ally Financial, Inc.
03/15/20	8.000%	$1,998,000	$2,382,615
Senior Unsecured
09/30/24	5.125%	706,000	731,593
BNP Paribas SA (b)(c)
06/29/49	5.186%	13,535,000	13,602,675
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	5,251,000	5,365,351
Subordinated Notes
05/02/17	5.700%	7,605,000	8,257,813
01/22/25	4.000%	4,360,000	4,439,165
Bank of America Corp. (c)
12/31/49	6.250%	15,865,000	16,223,708
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	3,325,000	3,815,876
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	5,571,000	5,194,957
Barclays Bank PLC
Subordinated Notes
09/11/24	4.375%	2,295,000	2,335,557
Barclays Bank PLC (c)
12/15/49	6.278%	3,325,000	3,458,000
12/31/49	6.625%	12,953,000	12,499,645
12/31/49	8.250%	6,765,000	7,051,288
Subordinated Notes
04/10/23	7.750%	2,506,000	2,750,335
Citigroup, Inc.
Subordinated Notes
08/25/36	6.125%	2,995,000	3,664,143
Citigroup, Inc. (c)
Senior Unsecured
08/14/17	0.723%	13,820,000	13,730,363
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(c)
12/31/49	11.000%	6,389,000	8,225,837
Credit Agricole SA (b)(c)
12/31/49	8.375%	3,655,000	4,239,800
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	5,282,000	5,962,644
11/21/22	3.850%	4,850,000	5,089,934
Fifth Third Bancorp (c)
12/31/49	5.100%	18,795,000	17,385,375
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	11,682,000	13,141,701
HSBC Holdings PLC (c)
12/31/49	6.375%	2,843,000	2,915,525
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	6,724,000	7,528,264

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
JPMorgan Chase & Co. (c)
12/31/49	6.100%	$8,451,000		$8,641,147
JPMorgan Chase Bank NA Subordinated Notes (c)
06/13/16	0.571%		10,850,000	10,745,287
JPMorgan Chase Capital XXI (c)
02/02/37	1.205%		28,371,000	22,980,510
KBC Groep NV (c)
12/31/49	5.625%	EUR	7,717,000	8,611,205
Lloyds Banking Group PLC
Subordinated Notes
11/04/24	4.500%		4,500,000	4,735,845
Lloyds Banking Group PLC (b)(c)
12/31/49	6.413%		2,947,000	3,197,495
12/31/49	6.657%		3,802,000	4,144,180
M&T Bank Corp.
12/31/49	6.875%		7,701,000	7,874,272
Mellon Capital IV (c)
06/29/49	4.000%		1,035,000	861,638
Natixis SA (b)(c)
12/31/49	10.000%		6,890,000	8,052,687
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.451%		5,349,000	5,349,000
Rabobank Capital Funding Trust III (b)(c)
12/31/49	5.254%		10,396,000	10,811,840
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		602,000	635,992
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%		5,245,000	5,925,586
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%		10,627,000	11,110,465
State Street Capital Trust IV (c)
06/01/67	1.241%		5,315,000	4,358,832
State Street Corp.
03/15/18	4.956%		11,494,000	12,552,195
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		321,000	357,915
U.S. Bancorp Subordinated Notes
07/15/22	2.950%		5,326,000	5,446,783
UBS Preferred Funding Trust V (c)
05/29/49	6.243%		3,238,000	3,359,895
Wachovia Capital Trust III (c)
03/29/49	5.570%		2,960,000	2,903,553

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Washington Mutual Bank Subordinated Notes (d)(e)(f)
01/15/15	5.125%	$27,379,000	$41,069
Wells Fargo & Co. (c)
12/31/49	5.900%	17,310,000	17,786,025
Wells Fargo Capital X
12/15/36	5.950%	3,680,000	3,786,720
Total			334,262,300
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	322,000	344,540
11/15/22	5.375%	351,000	368,550
Total			713,090
Building Materials 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	442,000	464,100
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	625,000	629,687
Building Materials Corp. of America Senior Unsecured (b)
11/15/24	5.375%	256,000	259,840
Gibraltar Industries, Inc.
02/01/21	6.250%	209,000	213,180
HD Supply, Inc.
07/15/20	7.500%	1,206,000	1,263,285
HD Supply, Inc. (b)
Senior Secured
12/15/21	5.250%	260,000	267,800
Nortek, Inc.
04/15/21	8.500%	364,000	386,750
USG Corp. (b)
11/01/21	5.875%	122,000	126,575
Total			3,611,217
Cable and Satellite 0.4%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	270,000	272,025
04/30/21	6.500%	176,000	185,240
01/31/22	6.625%	404,000	427,230
09/30/22	5.250%	143,000	143,536
CCOH Safari LLC
12/01/22	5.500%	193,000	195,654
12/01/24	5.750%	697,000	706,584
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	87,000	101,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	$442,000	$495,040
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	251,000	255,392
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	723,000	751,920
12/15/21	5.125%	130,000	127,075
DISH DBS Corp.
06/01/21	6.750%	1,219,000	1,324,139
Hughes Satellite Systems Corp.
06/15/21	7.625%	275,000	299,062
Intelsat Jackson Holdings SA
10/15/20	7.250%	256,000	268,480
Intelsat Luxembourg SA
06/01/21	7.750%	276,000	273,585
06/01/23	8.125%	189,000	190,890
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	52,000	52,130
Time Warner Cable, Inc.
05/01/37	6.550%	3,255,000	4,276,839
09/01/41	5.500%	1,662,000	1,980,293
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/25	5.000%	273,000	278,460
Unitymedia KabelBW GmbH (b)
01/15/25	6.125%	403,000	424,157
Videotron Ltd.
07/15/22	5.000%	231,000	237,353
Videotron Ltd. (b)
06/15/24	5.375%	23,000	23,575
Virgin Media Finance PLC (b)
10/15/24	6.000%	200,000	210,500
01/15/25	5.750%	716,000	741,060
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	220,000	228,800
Total			14,470,374
Chemicals 0.3%
Angus Chemical Co. Senior Unsecured (b)(g)
02/15/23	8.750%	236,000	239,540
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	365,000	387,813
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	593,092

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Eco Services Operations LLC/Finance Corp. Senior Unsecured (b)
11/01/22	8.500%	$297,000	$298,485
Huntsman International LLC
11/15/20	4.875%	168,000	168,630
Huntsman International LLC (b)
11/15/22	5.125%	133,000	132,668
INEOS Group Holdings SA (b)
08/15/18	6.125%	69,000	66,585
02/15/19	5.875%	365,000	346,750
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	827,000	899,362
LYB International Finance BV
03/15/44	4.875%	3,990,000	4,357,826
NOVA Chemicals Corp. Senior Unsecured (b)
05/01/25	5.000%	1,001,000	1,038,537
PQ Corp. Secured (b)
05/01/18	8.750%	1,588,000	1,619,760
PSPC Escrow Corp. Senior Unsecured (b)(g)
02/01/22	6.500%	639,000	651,780
WR Grace & Co. (b)
10/01/21	5.125%	438,000	455,520
10/01/24	5.625%	115,000	123,338
Total			11,379,686
Construction Machinery 0.2%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	176,000	189,640
Case New Holland Industrial, Inc.
12/01/17	7.875%	660,000	726,660
H&E Equipment Services, Inc.
09/01/22	7.000%	205,000	195,262
John Deere Capital Corp. Senior Unsecured (c)
01/16/18	0.544%	6,355,000	6,353,087
United Rentals North America, Inc.
04/15/22	7.625%	426,000	468,515
06/15/23	6.125%	712,000	739,590
11/15/24	5.750%	252,000	255,780
Total			8,928,534
Consumer Cyclical Services 0.1%
ADT Corp. (The)
Senior Unsecured
03/15/20	5.250%	219,000	222,285
07/15/22	3.500%	276,000	249,780
APX Group, Inc.
12/01/20	8.750%	420,000	342,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Cyclical Services (continued)
Senior Secured
12/01/19	6.375%	$634,000	$603,885
IHS, Inc. (b)
11/01/22	5.000%	484,000	487,932
Monitronics International, Inc.
04/01/20	9.125%	375,000	348,750
Total			2,254,932
Consumer Products 0.1%
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	694,000	741,712
Spectrum Brands, Inc.
03/15/20	6.750%	398,000	418,895
11/15/22	6.625%	697,000	744,047
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	349,000	335,040
Tempur Sealy International, Inc.
12/15/20	6.875%	575,000	616,688
Total			2,856,382
Diversified Manufacturing 0.4%
Entegris, Inc. (b)
04/01/22	6.000%	350,000	353,500
General Electric Co.
Senior Unsecured
10/09/42	4.125%	6,567,000	7,240,406
03/11/44	4.500%	4,105,000	4,804,283
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	635,000	576,263
Total			12,974,452
Electric 2.9%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	466,000	516,095
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	3,970,000	5,341,921
01/15/42	4.100%	2,893,000	3,256,396
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	11,876,000	12,958,393
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	698,000	750,350
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,630,000	3,636,409

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	$2,136,000	$2,420,186
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	50,000	55,031
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	3,630,000	4,345,088
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	262,863	262,863
FirstEnergy Transmission LLC Senior Unsecured (b)
01/15/25	4.350%	6,240,000	6,655,434
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	2,402,000	2,888,040
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	4,180,000	4,523,061
10/15/44	4.400%	770,000	913,938
NRG Energy, Inc.
07/15/22	6.250%	729,000	749,047
NRG Yield Operating LLC (b)
08/15/24	5.375%	536,000	554,760
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,525,141
Niagara Mohawk Power Corp. Senior Unsecured (b)
10/01/24	3.508%	4,580,000	4,894,848
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	3,472,000	4,512,142
PPL Capital Funding, Inc.
06/01/18	1.900%	6,725,000	6,764,408
06/15/22	4.200%	3,070,000	3,354,227
06/01/23	3.400%	7,087,000	7,390,161
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	6,602,000	6,847,238
03/15/45	4.300%	2,570,000	2,888,567
Southern California Edison Co.
1st Mortgage
02/01/45	3.600%	7,212,000	7,585,632
1st Refunding Mortgage
09/01/40	4.500%	2,786,000	3,301,117
TerraForm Power Operating LLC (b)
02/01/23	5.875%	293,000	299,226

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	$3,148,000	$4,164,508
Total			104,354,227
Finance Companies 1.9%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	1,649,000	1,702,592
Senior Unsecured
10/01/21	5.000%	155,000	164,688
Aircastle Ltd.
Senior Unsecured
03/15/21	5.125%	198,000	200,475
02/15/22	5.500%	178,000	183,376
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	436,000	465,430
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	1,306,000	1,377,830
GE Capital Trust I (c)
11/15/67	6.375%	12,947,000	14,011,075
General Electric Capital Corp. (c)
12/31/49	5.250%	4,400,000	4,430,800
Subordinated Notes
11/15/67	6.375%	19,016,000	20,605,738
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	8,063,000	8,172,657
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	6,699,000	8,117,841
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	92,000	93,035
12/15/20	8.250%	1,181,000	1,449,677
Navient Corp.
Senior Unsecured
01/15/19	5.500%	725,000	750,012
10/26/20	5.000%	12,000	11,985
01/25/22	7.250%	227,000	246,863
03/25/24	6.125%	227,000	221,325
10/25/24	5.875%	217,000	205,065
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	167,000	172,845
12/15/21	7.250%	291,000	300,458
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	744,000	710,520
Senior Unsecured
02/15/19	10.125%	88,000	92,673
Springleaf Finance Corp.
12/15/17	6.900%	225,000	241,031
06/01/20	6.000%	606,000	609,030
10/01/21	7.750%	313,000	347,430
10/01/23	8.250%	238,000	268,345

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
Synchrony Financial Senior Unsecured (g)
02/03/20	2.700%	$2,830,000	$2,851,030
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	335,000	329,137
Total			68,332,963
Food and Beverage 0.6%
B&G Foods, Inc.
06/01/21	4.625%	420,000	417,900
Campbell Soup Co. Senior Unsecured
08/02/42	3.800%	3,435,000	3,146,312
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	3,445,000	3,466,321
Constellation Brands, Inc.
11/15/19	3.875%	270,000	277,763
11/15/24	4.750%	345,000	361,388
Darling Ingredients, Inc.
01/15/22	5.375%	437,000	435,907
Diamond Foods, Inc. (b)
03/15/19	7.000%	220,000	222,200
Kraft Foods Group, Inc.
Senior Unsecured
06/05/17	2.250%	6,915,000	7,033,544
06/06/22	3.500%	4,250,000	4,454,786
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	262,000	258,725
Post Holdings, Inc. (b)
12/15/22	6.000%	129,000	123,195
WhiteWave Foods Co. (The)
10/01/22	5.375%	441,000	465,255
Total			20,663,296
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	444,000	461,760
MGM Resorts International
03/01/18	11.375%	529,000	630,832
10/01/20	6.750%	326,000	344,745
12/15/21	6.625%	212,000	222,600
03/15/23	6.000%	326,000	329,260
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	266,000	259,350
Pinnacle Entertainment, Inc.
08/01/21	6.375%	413,000	423,325
Scientific Games International, Inc. (b)
12/01/22	10.000%	724,000	662,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Senior Secured
01/01/22	7.000%	$656,000	$663,380
Seminole Tribe of Florida, Inc. Senior Unsecured (b)
10/01/20	7.804%	555,000	604,944
Tunica-Biloxi Gaming Authority Senior Unsecured (b)(e)
11/15/15	9.000%	577,000	258,208
Total			4,860,864
Health Care 1.9%
Amsurg Corp. (b)
07/15/22	5.625%	356,000	368,015
Becton Dickinson and Co.
Senior Unsecured
12/15/24	3.734%	5,650,000	6,018,674
12/15/44	4.685%	1,855,000	2,102,698
Biomet, Inc.
08/01/20	6.500%	115,000	122,619
CHS/Community Health Systems, Inc.
11/15/19	8.000%	974,000	1,037,310
02/01/22	6.875%	569,000	604,349
Senior Secured
08/01/21	5.125%	744,000	772,830
Catamaran Corp.
03/15/21	4.750%	104,000	105,404
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	214,000	216,006
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	430,000	453,693
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	568,000	602,080
07/15/24	5.125%	585,000	601,263
Emdeon, Inc.
12/31/19	11.000%	257,000	280,451
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	335,000	364,380
01/31/22	5.875%	208,000	232,180
10/15/24	4.750%	116,000	122,090
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	454,000	501,670
HCA, Inc.
02/15/22	7.500%	783,000	917,598
02/01/25	5.375%	87,000	89,393
Senior Secured
02/15/20	6.500%	1,617,000	1,819,125
04/15/25	5.250%	363,000	395,670
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	266,000	291,935

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
LifePoint Hospitals, Inc.
12/01/21	5.500%	$406,000	$426,807
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	391,000	407,617
McKesson Corp.
Senior Unsecured
12/15/22	2.700%	5,785,000	5,734,410
03/15/24	3.796%	2,500,000	2,676,102
Medtronic, Inc. Senior Unsecured (b)
03/15/22	3.150%	16,818,000	17,634,548
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	16,955,000	18,243,512
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	215,000	222,525
12/01/24	5.000%	91,000	94,640
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	343,000	366,152
Teleflex, Inc. (b)
06/15/24	5.250%	31,000	31,310
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	325,000	351,813
04/01/21	4.500%	764,000	771,640
Senior Unsecured
04/01/22	8.125%	1,328,000	1,497,320
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	35,000	35,088
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	518,000	531,597
Total			67,044,514
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	271,000	275,065
Home Construction 0.1%
Meritage Homes Corp.
03/01/18	4.500%	377,000	375,115
04/15/20	7.150%	117,000	125,190
04/01/22	7.000%	280,000	295,400
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	282,000	295,395
Standard Pacific Corp.
12/15/21	6.250%	434,000	442,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
11/15/24	5.875%	$119,000	$118,108
TRI Pointe Holdings, Inc. Senior Unsecured (b)
06/15/19	4.375%	145,000	138,112
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	213,000	222,585
04/15/21	5.250%	15,000	14,138
03/01/24	5.625%	154,000	143,220
Total			2,169,943
Independent Energy 1.6%
Antero Resources Corp. (b)
12/01/22	5.125%	533,000	510,347
Canadian Natural Resources Ltd. Senior Unsecured
02/01/25	3.900%	4,420,000	4,376,861
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	458,000	458,687
Chesapeake Energy Corp.
08/15/20	6.625%	254,000	271,780
02/15/21	6.125%	633,000	667,815
04/15/22	4.875%	5,781,000	5,701,511
03/15/23	5.750%	667,000	690,345
Cimarex Energy Co.
06/01/24	4.375%	6,914,000	6,566,157
Concho Resources, Inc.
01/15/21	7.000%	1,762,000	1,854,505
04/01/23	5.500%	9,507,000	9,507,000
ConocoPhillips Co.
11/15/44	4.300%	1,870,000	2,042,769
Continental Resources, Inc.
04/15/23	4.500%	1,347,000	1,274,331
Diamondback Energy, Inc.
10/01/21	7.625%	99,000	101,475
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	810,000	816,075
09/01/22	7.750%	130,000	123,338
Hess Corp.
Senior Unsecured
02/15/19	8.125%	2,925,000	3,491,965
10/01/29	7.875%	1,325,000	1,770,379
08/15/31	7.300%	1,028,000	1,291,080
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	244,000	219,600
Laredo Petroleum, Inc.
02/15/19	9.500%	728,000	728,000
01/15/22	5.625%	385,000	340,725
05/01/22	7.375%	479,000	458,642
Noble Energy, Inc. Senior Unsecured
11/15/44	5.050%	2,610,000	2,656,111
Oasis Petroleum, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
11/01/21	6.500%	$1,126,000	$1,027,475
03/15/22	6.875%	146,000	134,411
01/15/23	6.875%	293,000	268,095
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	612,000	605,880
RSP Permian, Inc. (b)
10/01/22	6.625%	119,000	118,256
Range Resources Corp.
08/01/20	6.750%	415,000	432,638
03/15/23	5.000%	2,747,000	2,705,795
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	4,023,003	4,349,872
SM Energy Co. Senior Unsecured (b)
11/15/22	6.125%	223,000	215,195
Whiting Petroleum Corp.
03/15/21	5.750%	658,000	625,922
Total			56,403,037
Integrated Energy 0.6%
BP Capital Markets PLC
05/06/22	3.245%	6,275,000	6,446,822
05/10/23	2.750%	3,963,000	3,882,424
Chevron Corp. Senior Unsecured
12/05/22	2.355%	5,445,000	5,454,589
Shell International Finance BV
08/21/22	2.375%	945,000	949,583
Total Capital International SA
02/17/22	2.875%	5,185,000	5,353,907
Total			22,087,325
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	46,000	50,025
Activision Blizzard, Inc. (b)
09/15/21	5.625%	1,188,000	1,272,645
09/15/23	6.125%	226,000	246,340
Carlson Travel Holdings, Inc. Senior Unsecured PIK (b)
08/15/19	7.500%	159,000	159,795
Six Flags, Inc., Escrow (b)(d)(f)(h)
06/01/44	0.000%	458,000	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (d)(f)
07/01/15	9.300%	477,335	477,335
Total			2,206,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance 1.2%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	$2,278,000	$2,496,770
Five Corners Funding Trust Senior Unsecured (b)
11/15/23	4.419%	3,600,000	3,953,843
ING Capital Funding Trust III (c)
12/31/49	3.855%	2,130,000	2,098,050
ING Groep NV (c)
12/29/49	5.775%	5,970,000	6,059,550
MetLife Capital Trust X (b)
04/08/38	9.250%	10,059,000	14,428,378
MetLife, Inc.
08/01/39	10.750%	950,000	1,567,500
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	431,000	484,438
Prudential Financial, Inc. (c)
09/15/42	5.875%	5,430,000	5,769,375
Teachers Insurance & Annuity Association of America Subordinated Notes (b)
09/15/44	4.900%	3,765,000	4,528,911
Total			41,386,815
Lodging —%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	715,000	754,325
Playa Resorts Holding BV (b)
08/15/20	8.000%	505,000	501,213
Total			1,255,538
Media and Entertainment 0.8%
AMC Networks, Inc.
07/15/21	7.750%	67,000	72,528
12/15/22	4.750%	898,000	893,510
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	301,000	317,555
Senior Unsecured
11/15/22	6.500%	324,000	334,125
Gannett Co., Inc.
10/15/23	6.375%	69,000	73,485
Gannett Co., Inc. (b)
09/15/21	4.875%	93,000	93,000
09/15/24	5.500%	82,000	82,820
Lamar Media Corp.
01/15/24	5.375%	99,000	102,465
MDC Partners, Inc. (b)
04/01/20	6.750%	555,000	579,281
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	483,000	496,282

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	$173,000	$173,433
Outfront Media Capital LLC/Corp. (b)
02/15/22	5.250%	73,000	75,555
02/15/24	5.625%	73,000	76,285
03/15/25	5.875%	453,000	468,855
Scripps Networks Interactive, Inc. Senior Unsecured
11/15/19	2.750%	5,633,000	5,782,860
Sky PLC (b)
11/26/22	3.125%	3,900,000	3,962,829
09/16/24	3.750%	6,645,000	6,951,182
Thomson Reuters Corp. Senior Unsecured
09/29/24	3.850%	6,948,000	7,323,470
Univision Communications, Inc. (b)
05/15/21	8.500%	425,000	455,813
Senior Secured
09/15/22	6.750%	498,000	541,575
05/15/23	5.125%	489,000	507,337
iHeartCommunications, Inc. PIK
02/01/21	14.000%	305,828	250,779
iHeartCommunications, Inc. Senior Secured
03/01/21	9.000%	279,000	270,630
Total			29,885,654
Metals 0.7%
ArcelorMittal
Senior Unsecured
08/05/15	4.250%	14,993,000	15,161,671
02/25/22	6.750%	432,000	459,270
10/15/39	7.500%	1,154,000	1,194,390
03/01/41	7.250%	3,097,000	3,178,296
BHP Billiton Finance USA Ltd.
09/30/23	3.850%	2,067,000	2,222,937
Nucor Corp. Senior Unsecured
08/01/43	5.200%	1,512,000	1,780,217
Peabody Energy Corp.
11/15/21	6.250%	43,000	32,250
Total			24,029,031
Midstream 2.2%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	872,000	893,800
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	417,000	412,830
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	49,000	47,775
03/01/22	6.125%	220,000	213,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	$19,998,000	$21,508,829
Enterprise Products Operating LLC
02/01/41	5.950%	3,228,000	4,029,916
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	332,000	356,900
05/15/22	5.500%	365,000	378,687
Kinder Morgan Energy Partners LP
09/01/39	6.500%	1,169,000	1,357,660
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	1,091,000	1,188,514
Kinder Morgan, Inc.
06/01/18	7.250%	2,245,000	2,543,251
09/15/20	6.500%	609,000	703,083
Kinder Morgan, Inc. (b)
02/15/21	5.000%	3,958,000	4,216,050
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	485,000	510,462
02/15/23	5.500%	658,000	676,917
07/15/23	4.500%	917,000	907,830
12/01/24	4.875%	305,000	306,525
NiSource Finance Corp.
02/15/23	3.850%	5,220,000	5,586,011
12/15/40	6.250%	3,670,000	4,988,906
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	896,000	949,760
03/01/22	5.875%	123,000	134,685
10/01/22	5.000%	345,000	360,525
11/01/23	4.500%	772,000	779,720
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,805,000	5,128,992
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	19,000	18,905
11/15/23	4.250%	257,000	240,295
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	559,000	570,068
11/15/19	4.125%	186,000	181,350
Tesoro Logistics LP/Finance Corp. (b)
Senior Unsecured
10/15/19	5.500%	73,000	74,004
10/15/22	6.250%	607,000	616,105
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	8,238,000	7,949,670
Williams Partners LP
Senior Unsecured
01/15/25	3.900%	8,562,000	8,283,957
04/15/40	6.300%	2,975,000	3,360,816
Total			79,476,748
Natural Gas 0.4%
Sempra Energy Senior Unsecured
10/01/22	2.875%	13,488,000	13,716,028

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Natural Gas (continued)
Office REIT 0.2%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	$6,422,000	$7,032,167
Oil Field Services 0.7%
Noble Holding International Ltd.
03/15/17	2.500%	17,377,000	16,515,205
03/15/22	3.950%	4,272,000	3,652,598
03/15/42	5.250%	5,666,000	4,414,330
Weatherford International LLC
06/15/17	6.350%	436,000	440,708
Total			25,022,841
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	288,000	301,277
02/01/22	5.875%	404,000	413,090
Total			714,367
Other Industry 1.5%
AECOM (b)
10/15/22	5.750%	126,000	131,828
CB Richard Ellis Services, Inc.
03/15/25	5.250%	643,000	681,580
Massachusetts Institute of Technology
07/01/14	4.678%	8,730,000	10,825,876
President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	8,205,000	10,504,332
President and Fellows of Harvard College (b)
01/15/39	6.500%	9,860,000	15,042,643
University of Notre Dame du Lac
02/15/45	3.438%	16,865,000	17,567,528
Total			54,753,787
Other REIT 0.3%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	691,000	715,185
Duke Realty LP
06/15/22	4.375%	5,950,000	6,494,693
04/15/23	3.625%	2,318,000	2,414,830
Total			9,624,708
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	184,000	180,320
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	116,000	113,825
06/15/17	6.000%	35,000	34,365

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	$276,000	$275,310
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	702,000	745,875
02/15/21	8.250%	352,000	357,720
Senior Secured
08/15/19	7.875%	576,000	608,400
10/15/20	5.750%	1,181,000	1,207,573
Sealed Air Corp. (b)
09/15/21	8.375%	1,016,000	1,140,460
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	510,000	484,500
Total			5,148,348
Pharmaceuticals 1.4%
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	500,000	510,937
Forest Laboratories, Inc. (b)
02/15/21	4.875%	16,430,000	17,936,417
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	445,000	451,675
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	216,000	220,320
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	312,000	333,840
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	7,378,000	8,765,271
05/15/41	4.850%	1,988,000	2,555,192
Novartis Capital Corp.
05/06/24	3.400%	5,555,000	6,008,880
Roche Holdings, Inc. (b)
09/29/21	2.875%	9,445,000	9,846,271
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	123,000	130,995
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	437,000	464,859
10/15/20	6.375%	1,100,000	1,163,250
12/01/21	5.625%	312,000	322,140
03/01/23	5.500%	209,000	214,225
Total			48,924,272
Property & Casualty 0.6%
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	875,000	875,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	$88,000	$86,240
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	5,655,000	6,297,809
05/01/42	6.500%	1,065,000	1,400,340
Senior Unsecured
03/15/35	6.500%	5,045,000	6,516,435
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	3,395,000	5,062,020
Total			20,237,844
Railroads 0.5%
BNSF Funding Trust I (c)
12/15/55	6.613%	8,131,000	9,106,720
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	104,000	101,400
Senior Secured
05/01/19	6.750%	264,000	260,700
Union Pacific Corp.
Senior Unsecured
02/01/20	1.800%	4,805,000	4,831,430
02/01/55	3.875%	3,805,000	3,898,132
Total			18,198,382
Refining 0.1%
Phillips 66
11/15/44	4.875%	2,525,000	2,740,696
Restaurants 0.2%
BC ULC/New Red Finance Inc. Secured (b)
04/01/22	6.000%	544,000	557,600
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	6,988,000	7,336,506
11/01/43	5.350%	325,000	380,733
Total			8,274,839
Retail REIT 0.1%
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	5,245,000	5,299,385
Retailers 1.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	204,000	211,140
Bed Bath & Beyond, Inc.
Senior Unsecured
08/01/34	4.915%	1,675,000	1,798,595
08/01/44	5.165%	3,965,000	4,413,410

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	$7,414,350	$7,860,050
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	381,000	376,237
L Brands, Inc.
04/01/21	6.625%	191,000	215,830
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	18,115,000	22,869,644
Penske Automotive Group, Inc.
12/01/24	5.375%	222,000	225,885
Rite Aid Corp.
06/15/21	6.750%	80,000	83,600
Senior Unsecured
02/15/27	7.700%	234,000	259,740
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	423,720
Target Corp. Senior Unsecured
06/26/19	2.300%	1,881,000	1,938,557
Wal-Mart Stores, Inc. Senior Unsecured
04/22/24	3.300%	6,812,000	7,326,994
Total			48,003,402
Supermarkets 0.2%
Kroger Co. (The) Senior Unsecured
12/15/18	6.800%	6,482,000	7,627,415
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	546,000	562,380
04/01/20	6.375%	15,000	15,544
08/01/22	5.375%	632,000	627,260
Ancestry.com, Inc.
12/15/20	11.000%	374,000	405,790
Audatex North America, Inc. (b)
06/15/21	6.000%	426,000	443,040
CDW LLC/Finance Corp.
04/01/19	8.500%	136,000	142,970
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	448,000	456,960
01/01/22	5.375%	411,000	425,385
First Data Corp.
01/15/21	11.250%	49,000	55,493
01/15/21	12.625%	338,000	400,952
First Data Corp. (b)
Secured
01/15/21	8.250%	558,000	594,967

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Senior Secured
08/15/20	8.875%	$113,000	$121,051
11/01/20	6.750%	478,000	512,057
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	242,000	245,630
Iron Mountain, Inc.
08/15/23	6.000%	229,000	239,878
MSCI, Inc. (b)
11/15/24	5.250%	366,000	381,555
NCR Corp.
12/15/21	5.875%	113,000	116,673
12/15/23	6.375%	218,000	227,810
NXP BV/Funding LLC (b)
02/15/21	5.750%	315,000	331,538
Nuance Communications, Inc. (b)
08/15/20	5.375%	234,000	235,755
Open Text Corp. (b)
01/15/23	5.625%	304,000	312,360
Oracle Corp. Senior Unsecured
10/15/22	2.500%	5,442,000	5,526,171
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	760,000	755,250
Zebra Technologies Corp. Senior Unsecured (b)
10/15/22	7.250%	508,000	544,830
Total			13,681,299
Tobacco 0.2%
Imperial Tobacco Finance PLC (b)
02/11/18	2.050%	6,842,000	6,895,805
Transportation Services 0.5%
ERAC U.S.A. Finance LLC (b)
11/15/24	3.850%	6,944,000	7,330,003
FedEx Corp.
02/01/25	3.200%	6,445,000	6,648,526
02/01/45	4.100%	3,465,000	3,614,619
Hertz Corp. (The)
10/15/18	7.500%	451,000	466,785
01/15/21	7.375%	303,000	319,635
Total			18,379,568
Wireless 0.3%
Altice Financing SA Senior Secured (b)(g)
02/15/23	6.625%	285,000	285,000
Altice SA (b)
05/15/22	7.750%	437,000	452,295

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Altice SA (b)(g)
02/15/25	7.625%	$396,000	$396,000
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	458,000	463,954
01/15/23	5.250%	450,000	461,250
Numericable-SFR (b)
Senior Secured
05/15/19	4.875%	12,000	12,000
05/15/22	6.000%	654,000	668,977
SBA Telecommunications, Inc.
07/15/20	5.750%	869,000	897,242
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	464,000	467,480
11/15/22	6.000%	321,000	299,333
Sprint Communications, Inc. (b)
11/15/18	9.000%	978,000	1,132,035
03/01/20	7.000%	240,000	261,600
Sprint Corp.
06/15/24	7.125%	192,000	186,720
T-Mobile USA, Inc.
04/28/20	6.542%	83,000	85,983
04/28/21	6.633%	1,010,000	1,048,632
03/01/23	6.000%	294,000	300,615
04/01/23	6.625%	244,000	253,150
01/15/24	6.500%	128,000	132,800
03/01/25	6.375%	73,000	74,278
Wind Acquisition Finance SA (b)
04/23/21	7.375%	524,000	508,280
Senior Secured
04/30/20	6.500%	466,000	484,640
07/15/20	4.750%	532,000	518,700
Total			9,390,964
Wirelines 1.4%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	3,242,000	3,509,465
03/15/22	5.800%	300,000	315,750
12/01/23	6.750%	418,000	466,592
Frontier Communications Corp.
Senior Unsecured
09/15/21	6.250%	21,000	21,630
04/15/22	8.750%	851,000	965,885
01/15/23	7.125%	232,000	240,700
01/15/25	6.875%	231,000	234,176
Level 3 Communications, Inc. Senior Unsecured (b)
12/01/22	5.750%	299,000	301,242
Level 3 Financing, Inc.
06/01/20	7.000%	70,000	74,550
07/15/20	8.625%	480,000	523,440
01/15/21	6.125%	243,000	252,113
Level 3 Financing, Inc. (b)
08/15/22	5.375%	446,000	452,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
02/01/23	5.625%	$96,000	$97,440
Level 3 Financing, Inc. (c)
01/15/18	3.826%	111,000	111,555
Telecom Italia Capital SA
06/04/18	6.999%	7,293,000	8,168,160
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.000%	13,260,000	13,453,079
11/01/24	3.500%	5,235,000	5,372,199
03/15/34	5.050%	1,430,000	1,617,805
09/15/43	6.550%	3,134,000	4,233,533
Verizon New York, Inc.
04/01/32	7.375%	4,798,000	6,227,171
Verizon Virginia LLC
10/01/29	8.375%	1,985,000	2,769,682
Windstream Corp.
08/01/23	6.375%	390,000	359,287
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	87,000	97,658
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	650,000	653,250
Total			50,519,052
Total Corporate Bonds & Notes (Cost: $1,293,010,110)			$1,339,626,634

Residential Mortgage-Backed Securities - Agency 15.9%
Federal Home Loan Mortgage Corp. (c)(i)(j)
CMO IO Series 311 Class S1
08/15/43	5.784%	3,427,656	700,496
Federal Home Loan Mortgage Corp. (i)
03/01/17-11/01/26	8.500%	97,377	112,752
07/01/20	12.000%	221	222
04/01/21	9.000%	2,657	2,697
08/01/24-02/01/25	8.000%	96,186	114,465
10/01/28-07/01/32	7.000%	1,140,704	1,381,458
10/01/31-07/01/37	6.000%	3,327,605	3,797,234
04/01/33-06/01/33	5.500%	2,460,169	2,777,573
06/01/43	3.500%	11,373,678	12,100,439
Federal Home Loan Mortgage Corp. (i)(j)
CMO IO Series 304 Class C23
02/15/42	3.500%	3,757,329	570,732
CMO IO Series 329 Class C5
06/15/43	3.500%	28,985,520	4,364,767
CMO IO Series 4120 Class IA
10/15/42	3.500%	14,292,408	2,381,971
CMO IO Series 4176 Class BI
03/15/43	3.500%	4,832,394	836,727
CMO IO Series 4182 Class DI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

05/15/39	3.500%	$10,136,409	$1,410,390
Federal National Mortgage Association (c)(i)
06/01/32	1.790%	4,036	4,051
07/01/37	5.965%	119,133	126,024
Federal National Mortgage Association (c)(i)(j)
CMO IO Series 2013-101 Class CS
10/25/43	5.732%	3,242,224	891,308
Federal National Mortgage Association (g)(i)
02/18/30-02/12/45	3.000%	62,350,000	64,841,998
02/18/30-02/12/45	3.500%	38,500,000	40,731,580
02/12/45	4.000%	9,000,000	9,638,437
02/12/45	4.500%	15,275,000	16,577,551
Federal National Mortgage Association (i)
09/01/18	10.000%	13,608	14,920
04/01/23	8.500%	23,422	24,995
06/01/24	9.000%	33,092	36,579
02/01/25-08/01/27	8.000%	151,502	179,873
03/01/26-07/01/38	7.000%	3,149,415	3,693,586
04/01/27-06/01/32	7.500%	286,078	328,063
09/01/28-12/01/43	3.000%	38,381,515	39,840,745
05/01/29-08/01/38	6.000%	21,150,187	24,098,574
03/01/33-01/01/40	5.500%	15,765,952	17,750,569
08/01/40-05/01/41	5.000%	22,658,377	25,088,468
10/01/40-10/01/44	4.500%	23,320,489	25,372,200
03/01/42-10/01/44	4.000%	95,645,728	102,921,565
05/01/43-08/01/44	3.500%	45,161,541	47,999,136
CMO Series 1988-4 Class Z
03/25/18	9.250%	12,897	13,792
CMO Series 2013-121 Class KD
08/25/41	3.500%	7,553,153	7,919,639
Federal National Mortgage Association (i)(j)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	47,575	264
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	19,657,763	3,632,222
Federal National Mortgage Association (i)(k)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	1,803	1,803
Federal National Mortgage Association (i)(l)
03/01/42	4.000%	15,614,209	16,997,528
Government National Mortgage Association (c)(i)
07/20/25	1.625%	29,084	30,057
Government National Mortgage Association (g)(i)
02/19/45	3.000%	20,925,000	21,707,235
02/19/45	3.500%	30,950,000	32,729,009
Government National Mortgage Association (i)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/15/16-10/15/16	9.000%	$948	$958
05/15/17	8.000%	1,430	1,488
12/15/23-07/20/28	7.500%	333,542	382,790
02/15/25	8.500%	30,835	37,253
01/15/30	7.000%	306,561	375,273
06/15/41	4.500%	15,354,249	17,080,154
05/15/42	3.000%	10,413,721	10,819,194
09/20/42	3.500%	7,576,107	8,016,743
Government National Mortgage Association (i)(j)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	9,945,759	1,669,396

Total Residential Mortgage-Backed Securities - Agency (Cost: $561,248,539)			$572,126,943

Residential Mortgage-Backed Securities - Non-Agency 4.4%

American Mortgage Trust Series 2093-3 Class 3A (c)(d)(f)(i)
07/27/23	8.188%	3,265	1,980
BCAP LLC Trust (b)(c)(i)
08/26/36	0.290%	4,504,379	4,408,184
09/26/36	3.500%	9,490,020	9,471,656
01/26/37	0.340%	6,223,670	6,086,165
CMO Series 2012-RR10 Class 5A5
04/26/36	0.435%	10,306,073	9,997,583
CMO Series 2012-RR10 Class 9A1
10/26/35	2.664%	1,763,378	1,790,160
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	7,721,110	7,846,541
Series 2010-RR11 Class 8A1
05/27/37	6.371%	3,484,509	3,593,391
BCAP LLC Series 2013-RR2 Class 7A1 (b)(c)(i)
07/26/36	3.000%	4,900,396	4,888,145
Banc of America Funding Trust CMO Series 2012-R5 Class A (b)(c)(i)
10/03/39	0.430%	4,894,212	4,798,906
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(c)(i)
05/15/48	2.600%	682,312	682,300
Citigroup Mortgage Loan Trust, Inc. (b)(c)(i)
CMO Series 2012-7 Class 12A1
03/25/36	2.613%	2,712,581	2,727,536
CMO Series 2012-9 Class 1A1
02/20/36	4.922%	4,922,615	4,940,014
CMO Series 2013-2 Class 1A1
11/25/37	2.610%	4,602,516	4,599,487
CMO Series 2014-12 Class 3A1
10/25/35	2.563%	11,372,296	11,505,868
Citigroup Mortgage Loan Trust, Inc. (b)(i)
CMO Series 2012-A Class A
06/25/51	2.500%	5,436,855	5,272,043

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (c)(i)
10/25/34	2.589%	$4,835,030	$4,849,225
Credit Suisse Mortgage Capital Certificates (b)(c)(i)
CMO Series 2011-12R Class 3A1
07/27/36	2.038%	3,649,244	3,608,073
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,910,833	1,930,399
CMO Series 2011-17R Class 3A1
10/27/35	2.332%	2,651,521	2,642,759
CMO Series 2012-4R Class 8A1
06/27/47	3.204%	4,273,276	4,269,605
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,879,521	8,813,237
CMO Series 2014-RPL4 Class A2
08/25/62	3.729%	2,000,000	1,904,714
Credit Suisse Securities (USA) LLC (b)(c)(i)
02/25/54	3.078%	9,040,129	8,881,506
Federal Home Loan Mortgage Corp. CMO Series 2015-DN1 Class M3 (c)(g)(i)
01/25/25	4.321%	800,000	808,389
GCAT Series 2013-RP1 Class A1 (b)(c)(i)
06/25/18	3.500%	2,271,713	2,264,217
JPMorgan Resecuritization Trust (b)(c)(i)
CMO Series 2014-1 Class 1016
03/26/36	2.600%	4,210,000	4,248,256
JPMorgan Resecuritization Trust (b)(i)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	3,884,124	3,934,079
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(c)(i)
10/26/36	3.250%	1,171,987	1,164,363
Morgan Stanley Re-Remic Trust (b)(c)(i)
09/26/35	2.676%	8,360,242	8,656,027
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)(i)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	431,939	437,846
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,736,696	2,773,753
Nomura Resecuritization Trust (b)(c)(i)
CMO Series 2012-3R Class 1A1
01/26/37	0.342%	4,759,512	4,562,950
CMO Series 2014-6R Class 3A1
01/26/36	0.430%	7,188,022	6,659,910
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (c)(i)
07/20/34	1.488%	1,427,528	622,628
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-21XS Class 2A6A (c)(i)
12/25/34	4.740%	137,967	140,900

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

VML LLC
CMO Series 2014-NPL1 Class A1 (b)(c)(i)
04/25/54	3.875%	$3,165,031	$3,169,819

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $159,901,051)			$158,952,614

Commercial Mortgage-Backed Securities - Non-Agency 4.2%

American Homes 4 Rent Trust Series 2014-SFR2 Class E (b)(i)
10/17/36	6.231%	300,000	314,687
American Homes 4 Rent Series 2014-SFR1 Class E (b)(c)(i)
06/17/31	2.912%	2,100,000	2,015,813
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(i)
09/10/47	5.153%	4,805,337	4,883,054
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(i)
05/15/46	5.768%	6,115,561	6,655,522
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (c)(i)(j)
07/15/29	1.633%	2,572,153	112,948
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(i)
Series 2005-CD1 Class A4
07/15/44	5.226%	2,334,856	2,361,681
Series 2007-AMFX Class CD4
12/11/49	5.366%	5,865,000	6,153,974
Commercial Mortgage Trust Series 2015-LC19 Class A4 (g)(i)
02/10/48	3.183%	5,700,000	5,903,953
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(i)
06/15/39	5.698%	5,946,274	6,372,818
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(c)(i)
09/18/39	5.467%	4,894,392	5,098,204
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A7B (c)(i)
07/10/45	5.035%	1,430,000	1,448,564
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(i)
08/10/45	5.796%	16,065,000	16,575,851
General Electric Capital Assurance Co. (b)(c)(i)
Series 2003-1 Class A4
05/12/35	5.254%	569,747	577,799
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	3,759,790

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (i)
03/10/39	5.444%	$4,705,000	$5,014,975
JPMorgan Chase Commercial Mortgage Securities Trust (c)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	687,590	691,766
Series 2006-LDP6 Class ASB
04/15/43	5.490%	746,927	751,132
JPMorgan Chase Commercial Mortgage Securities Trust (i)
Series 2006-LDP9 Class AM
05/15/47	5.372%	10,540,000	10,994,759
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)(i)
07/15/44	5.905%	4,640,000	5,077,645
LB-UBS Commercial Mortgage Trust (c)(i)
Series 2006-C4 Class AM
06/15/38	5.858%	2,585,000	2,738,446
LB-UBS Commercial Mortgage Trust (i)
Series 2007-C2 Class A3
02/15/40	5.430%	11,513,459	12,333,148
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO (c)(i)(j)
12/15/30	1.070%	2,582,037	48,930
Merrill Lynch/Countrywide Commercial Mortgage Trust (c)(i)
Series 2007-6 Class A4
03/12/51	5.485%	3,415,000	3,671,367
Series 2007-8 Class A3
08/12/49	5.886%	13,000,000	14,209,832
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 (i)
02/15/48	2.988%	2,560,000	2,623,131
Morgan Stanley Re-Remic Trust (b)(c)(i)
Series 2009-GG10 Class A4B
08/12/45	5.796%	4,285,000	4,627,123
Series 2010-GG10 Class A4A
08/15/45	5.796%	4,987,325	5,359,210
Series 2010-GG10 Class A4B
08/15/45	5.796%	2,665,000	2,877,718
ORES NPL LLC (b)(i)
Series 2013-LV2 Class A
09/25/25	3.081%	2,515,217	2,515,217
Series 2014-LV3 Class A
03/27/24	3.000%	6,061,673	6,061,758
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(i)
09/15/24	2.750%	2,493,351	2,493,862
Rialto Real Estate Fund LP (b)(i)
Series 2013-LT3 Class A
06/20/28	2.500%	580,390	580,390
Series 2014-LT5 Class A
05/15/24	2.850%	1,373,231	1,373,231
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(i)
08/15/39	5.556%	268,454	269,633

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

VFC LLC Series 2014-2 Class A (b)(i)
07/20/30	2.750%	$1,508,354	$1,508,355
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 (i)
11/15/47	3.607%	2,280,000	2,453,859

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $152,097,153)			$150,510,145

Asset-Backed Securities - Agency 4.1%

Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	1,126,737	1,147,815
Series 2012-20G Class 1
07/01/32	2.380%	1,720,108	1,724,591
Series 2012-20L Class 1
12/01/32	1.930%	1,823,601	1,792,993
Series 2013-20A Class 1
01/01/33	2.130%	4,581,311	4,568,281
Series 2013-20B Class 1
02/01/33	2.210%	20,819,677	20,896,685
Series 2013-20C Class 1
03/01/33	2.220%	15,988,528	16,067,906
Series 2013-20D Class 1
04/01/33	2.080%	14,841,932	14,778,664
Series 2013-20F Class 1
06/01/33	2.450%	2,316,935	2,357,678
Series 2013-20G Class 1
07/01/33	3.150%	2,812,977	2,968,763
Series 2013-20H Class 1
08/01/33	3.160%	12,298,189	12,981,798
Series 2013-20K Class 1
11/01/33	3.380%	5,308,367	5,626,927
Series 2013-20L Class 1
12/01/33	3.380%	5,576,516	5,930,621
Series 2014-1 Class 20H
08/01/34	2.880%	8,425,000	8,862,315
Series 2014-20B Class 1
02/01/34	3.230%	1,522,652	1,604,442
Series 2014-20C Class 1
03/01/34	3.210%	2,911,927	3,047,896
Series 2014-20D Class 1
04/01/34	3.110%	12,232,157	12,760,828
Series 2014-20E Class 1
05/01/34	3.000%	8,981,064	9,423,698
Series 2014-20F Class 1
06/01/34	2.990%	6,163,367	6,476,151
Series 2014-20G Class 1
07/01/34	2.870%	5,464,399	5,676,785
Series 2014-20K Class 1
11/01/34	2.800%	1,736,000	1,780,760
Series 2014-20L Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)

12/01/34	2.700%	$4,795,000	$4,963,104

Total Asset-Backed Securities - Agency (Cost: $141,359,742)			$145,438,701

Asset-Backed Securities - Non-Agency 12.0%

A Voce CLO Ltd. (b)(c)
Series 2014-1A Class A1B
07/15/26	1.713%	6,680,000	6,617,709
Series 2014-1A Class A2A
07/15/26	2.232%	8,075,000	7,906,095
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	2,125,000	2,121,216
ARI Fleet Lease Trust (b)(c)
Series 2012-A Class A
03/15/20	0.717%	2,460,427	2,461,364
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	2,435,000	2,450,295
AmeriCredit Automobile Receivables Trust Series 2015-1 Class A2B (c)
04/09/18	0.587%	9,260,000	9,260,669
American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	7,375,000	7,391,297
Series 2014-3 Class A
04/15/20	1.490%	2,915,000	2,942,294
Apidos CLO XVIII Series 2014-18A Class A1 (b)(c)
07/22/26	1.669%	14,125,000	13,971,588
Ares CLO Ltd. Series 2014-32A Class C (b)(c)
11/15/25	4.445%	500,000	488,346
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.107%	4,340,064	4,297,714
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.437%	10,205,000	10,195,945
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	4,240,000	4,243,421
Barclays Dryrock Issuance Trust (c)
Series 2014-1 Class A
12/16/19	0.527%	5,140,000	5,134,209
Series 2014-2 Class A
03/16/20	0.507%	8,050,000	8,034,317
Cabela’s Credit Card Master Note Trust Series 2012-1A Class A2 (b)(c)
02/18/20	0.697%	2,010,000	2,023,584
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.517%	1,820,000	1,817,486

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	$1,671,214	$1,670,666
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,900,000	8,911,434
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (b)(c)
07/27/26	1.591%	9,050,000	9,017,221
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(c)
07/20/23	1.557%	9,020,000	8,995,213
Chase Issuance Trust (c)
Series 2007-A5 Class A5
03/15/19	0.207%	16,200,000	16,113,265
Series 2012-A10 Class A10
12/16/19	0.427%	4,175,000	4,167,495
Chesapeake Funding LLC (b)(c)
Series 2011-2A Class A
04/07/24	1.418%	2,335,788	2,353,803
Series 2012-1A Class A
11/07/23	0.918%	459,619	459,945
Series 2012-2A Class A
05/07/24	0.618%	2,356,434	2,359,867
Series 2013-1A Class A
01/07/25	0.618%	2,136,688	2,134,934
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	2,440,000	2,459,859
Series 2014-A8 Class A8
04/09/20	1.730%	12,190,000	12,337,403
Citibank Credit Card Issuance Trust (c)
Series 2013-A2 Class A2
05/24/20	0.448%	13,590,000	13,562,834
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (c)
08/25/35	5.517%	1,418,092	34,922
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	249,445	258,024
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	27,744	27,359
Countrywide Home Equity Loan Trust (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,278,780	2,252,588
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	3,038,847	3,015,937
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.247%	8,850,000	8,705,683
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	24,886	24,927
Ford Credit Auto Owner Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2013-B Class A3
10/15/17	0.570%	$1,027,157	$1,026,441
Series 2013-D Class A3
04/15/18	0.670%	4,735,000	4,730,365
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	805,000	805,691
GE Dealer Floorplan Master Note Trust (c)
Series 2014-1 Class A
07/20/19	0.548%	7,625,000	7,625,402
GE Dealer Floorplan Master Note Trust (c)(g)
Series 2015-1 Class A
01/20/20	0.668%	11,160,000	11,160,000
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	3,720,000	3,720,058
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	2,275,000	2,274,777
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.598%	4,600,000	4,600,000
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(c)
04/19/26	1.707%	13,500,000	13,409,941
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	3,980,000	3,967,363
Harley-Davidson Motorcycle Trust (c)
Series 2014-1 Class A2B
04/15/18	0.337%	178,247	177,928
Series 2015-1 Class A2B
01/15/19	0.468%	3,365,000	3,365,243
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.716%	10,582,997	10,594,572
Series 2014-1 Class A
04/10/28	0.566%	4,575,000	4,575,331
Honda Auto Receivables Owner Trust
Series 2012-3 Class A3
05/15/16	0.560%	74,189	74,217
Series 2013-4 Class A3
09/18/17	0.690%	1,807,000	1,805,946
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(c)
05/15/18	0.517%	8,890,000	8,904,026
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	12,420,000	12,414,207
Mountain View Funding CLO Series 2007-3A Class A1 (b)(c)
04/16/21	0.469%	13,973,879	13,920,191
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	1,808,253	1,809,099

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	$4,550,000	$4,550,984
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	760,000	760,434
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (c)
01/15/20	0.567%	5,895,000	5,895,000
OZLM VII Ltd. (b)(c)
Series 2014-7A Class A1B
07/17/26	1.747%	7,835,000	7,785,412
Series 2014-7A Class A2A
07/17/26	2.307%	3,995,000	3,909,439
Oak Hill Credit Partners X Ltd. (b)(c)
Series 2014-10A Class A
07/20/26	1.701%	7,715,000	7,703,983
Series 2014-10A Class B
07/20/26	2.357%	8,800,000	8,668,018
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)
11/14/26	1.556%	9,200,000	9,173,053
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (c)
11/25/35	5.355%	4,750,000	651,158
SLM Student Loan Trust Series 2014-2 Class A1 (c)
07/25/19	0.418%	5,238,374	5,233,228
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	5,576,000	5,568,016
SMART Trust (c)
Series 2013-1US Class A3B
09/14/16	0.617%	1,119,420	1,119,215
Santander Drive Auto Receivables Trust (c)
Series 2014-2 Class A2B
07/17/17	0.487%	5,267,282	5,267,663
Series 2014-3 Class A2B
08/15/17	0.447%	2,218,690	2,218,850
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	2,283,241	2,263,694
Seneca Park CLO Ltd. Series 2014-1A Class B1 (b)(c)
07/17/26	2.207%	3,370,000	3,300,207
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	6,007,971	6,011,588
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(c)
07/14/26	2.303%	4,225,000	4,136,051
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	1.003%	12,055,292	11,950,375

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	$3,107,746	$3,090,575
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	7,115,165	7,114,605
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	2,174,686	2,172,227
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	8,490,000	8,468,196
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	3,600,999	3,596,626
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%	1,025,000	1,024,915
World Financial Network Credit Card Master Trust (c)
Series 2014-A Class A
12/15/19	0.547%	6,040,000	6,039,384

Total Asset-Backed Securities - Non-Agency (Cost: $433,927,963)			$428,854,622

U.S. Treasury Obligations 14.0%

U.S. Treasury
11/30/16	0.500%	80,304,000	80,423,171
11/15/17	0.875%	1,908,000	1,916,050
12/31/19	1.625%	29,320,000	29,938,476
12/31/21	2.125%	20,053,600	20,905,878
08/15/44	3.125%	72,680,600	86,251,449
U.S. Treasury (l)
11/15/24	2.250%	236,020,600	248,116,656
U.S. Treasury (m)
STRIPS
05/15/43	0.000%	67,817,000	35,010,458

Total U.S. Treasury Obligations (Cost: $469,508,020)			$502,562,138

U.S. Government & Agency Obligations 3.7%

Residual Funding Corp. (m)
STRIPS
10/15/19	0.000%	65,247,000	60,840,935
10/15/20	0.000%	18,445,000	16,757,006
01/15/21	0.000%	12,780,000	11,457,296
STRIPS Senior Unsecured
07/15/20	0.000%	48,650,000	44,499,182

Total U.S. Government & Agency Obligations (Cost: $129,802,768)			$133,554,419

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(n) 1.6%

Brazil 0.2%

Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%		$2,647,000	$3,655,639
01/07/41	5.625%		3,206,000	3,400,380
Total				7,056,019

Chile 0.1%

Chile Government International Bond Senior Unsecured
10/30/22	2.250%		2,900,000	2,849,250

Colombia 0.1%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		3,779,000	4,550,474

Denmark 0.3%

Danske Bank A/S (c)
12/31/49	5.750%	EUR	9,971,000	11,502,171

France 0.1%

Electricite de France SA Subordinated Notes (b)(c)
12/31/49	5.250%		3,690,000	3,874,500

Mexico 0.2%

Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%		5,584,000	5,748,728
03/08/44	4.750%		2,250,000	2,435,625
Total				8,184,353

Qatar 0.1%

Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,699,000	4,363,303

Turkey 0.2%

Turkey Government International Bond Senior Unsecured
01/14/41	6.000%		3,905,000	4,676,238

United Kingdom 0.3%

Lloyds Banking Group PLC Subordinated Notes (c)
12/31/49	7.500%		10,316,000	10,548,110

Foreign Government Obligations (a)(n) (continued)

Total Foreign Government Obligations (Cost: $56,992,148)			$57,604,418

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.6%

California 0.4%

Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009
07/01/34	5.750%	$11,150,000	$14,723,687

Illinois 0.1%

City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	2,075,849

Kentucky 0.6%

Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	20,157,332	20,769,510

Ohio 0.3%

JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	8,565,000	9,688,128

Puerto Rico 0.2%

Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (o)
07/01/35	8.000%	3,015,000	2,521,203
Puerto Rico Sales Tax Financing Corp. (o)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	2,565,000	1,724,372
1st Subordinated Series 2009B
08/01/44	6.500%	1,020,000	787,318
1st Subordinated Series 2010C
08/01/41	5.250%	5,075,000	3,486,525
Total			8,519,418

Total Municipal Bonds (Cost: $50,283,215)			$55,776,592

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.1%

Banking 1.9%

Citigroup Capital XIII (c)
10/30/40	7.875%	1,193,209	$31,560,378
HSBC Holdings PLC
12/31/49	8.000%	165,495	4,445,196
M&T Bank Corp. (c)
12/31/49	6.375%	7,243	8,039,730
12/31/49	6.375%	1,660	1,733,040
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	170,875	4,772,539
State Street Corp. (c)
12/31/49	5.900%	117,535	3,106,450
U.S. Bancorp (c)
12/31/49	6.500%	274,237	8,111,930
Wells Fargo & Co. (c)
12/31/49	5.850%	193,940	5,003,652
Total			66,772,915

Brokerage/Asset Managers/Exchanges —%

Merrill Lynch Capital Trust I (c)
12/15/66	6.450%	53,125	1,349,906

Building Materials 0.2%

Stanley Black & Decker, Inc.
07/25/52	5.750%	213,050	5,458,341

Property & Casualty —%

Allstate Corp. (The) (c)
01/15/53	5.100%	60,935	1,572,733

Total Preferred Debt (Cost: $72,075,096)			$75,153,895

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.6%

Chemicals —%

Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(p)
02/01/20	3.750%	328,591	$321,609

Food and Beverage 0.5%

HJ Heinz Co. (c)(p)
Tranche B-1 Term Loan
06/07/19	3.250%	16,580,489	16,532,903
Tranche B-2 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Food and Beverage (continued)

06/05/20	3.500%	$3,699,595	$3,691,271
Total			20,224,174

Health Care 0.1%

American Renal Holdings, Inc. 2nd Lien Term Loan (c)(p)
03/20/20	8.500%	304,000	300,960
CHS/Community Health Systems, Inc. Tranche D Term Loan (c)(p)
01/27/21	4.250%	140,580	140,418
ConvaTec, Inc. Term Loan (c)(p)
12/22/16	4.000%	141,234	141,057
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (c)(p)
07/03/19	4.250%	937,455	923,393
United Surgical Partners International, Inc. Tranche B Term Loan (c)(p)
04/03/19	4.750%	303,637	302,371
Total			1,808,199

Lodging —%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(p)
12/27/20	6.250%	148,000	147,075

Technology —%

Applied Systems, Inc. (c)(p)
1st Lien Term Loan
01/25/21	4.250%	41,580	41,229
2nd Lien Term Loan
01/24/22	7.500%	49,000	48,204
TIBCO Software, Inc. Term Loan (c)(g)(p)
12/04/20	6.500%	412,000	402,009
Total			491,442

Total Senior Loans (Cost: $23,147,882)			$22,992,499

Issuer		Shares	Value

Common Stocks —%

FINANCIALS —%

Insurance —%

WMI Holdings Corp. (q)		53,957	116,277
WMI Holdings Corp. Escrow (d)(f)(h)(q)		2,725	$—
Total			116,277
TOTAL FINANCIALS			116,277

INDUSTRIALS —%

Airlines —%

United Continental Holdings, Inc. (q)		1,493	103,570
TOTAL INDUSTRIALS			103,570

Total Common Stocks (Cost: $1,511,115)			$219,847

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.7%

UNITED STATES 1.7%

U.S. Treasury Bills
04/02/15	0.010%	61,669,000	$61,668,260

Total Treasury Bills (Cost: $61,666,350)			$61,668,260

	Shares	Value

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.118% (r)(s)	55,112,358	$55,112,358

Total Money Market Funds (Cost: $55,112,358)		$55,112,358

Total Investments (Cost: $3,661,643,510) (t)		$3,760,154,085(u)
Other Assets & Liabilities, Net		(173,791,799)
Net Assets		$3,586,362,286

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
UBS	02/23/2015	11,842,000	EUR	13,946,738	USD	563,074	—
UBS	02/23/2015	6,148,000	EUR	7,240,715	USD	292,330	—
Total					855,404		—

Futures Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $3,911,447 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	545	USD	119,772,268	03/2015	492,709	—
US 10YR NOTE	118	USD	15,443,250	03/2015	429,486	—
Total			135,215,518		922,195	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(144)	EUR	(21,298,415)	03/2015	—	(225,569)
US 5YR NOTE	(296)	USD	(35,917,750)	03/2015	—	(478,265)
US LONG BOND	(636)	USD	(96,214,875)	03/2015	—	(6,858,274)
US ULTRA T-BOND	(160)	USD	(28,630,000)	03/2015	—	(3,422,852)
Total			(182,061,040)		—	(10,984,960)

Credit Default Swap Contracts Outstanding at January 31, 2015
At January 31, 2015, securities totaling $2,769,000 were pledged as collateral to cover open credit default swap contracts.

At January 31, 2015, securities totaling $1,873,000 were received from broker as collateral to cover open credit default swap contracts.

At January 31, 2015, securities totaling $18,571,625 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	12/20/2019	1.000	11,115,000	(51,782)	46,168	(12,350)	—	(17,964)
Barclays	Toll Brothers, Inc.	09/20/2019	1.000	8,505,000	161,928	(227,138)	(9,450)	—	(74,660)
Citibank	Campbell Soup Co.	09/20/2019	1.000	4,570,000	(82,270)	66,613	(5,078)	—	(20,735)
Citibank	Campbell Soup Co.	12/20/2019	1.000	4,470,000	(74,733)	83,615	(4,967)	3,915	—
Citibank	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	9,005,000	1,125,019	(634,475)	(10,006)	480,538	—
Citibank	H.J. Heinz Company	12/20/2019	1.000	11,765,000	358,907	(444,208)	(13,072)	—	(98,373)
Citibank	Marriott International, Inc.	12/20/2019	1.000	11,960,000	(342,636)	275,956	(13,289)	—	(79,969)
Citibank	Marriott International, Inc.	12/20/2019	1.000	3,740,000	(107,145)	96,691	(4,156)	—	(14,610)
Citibank	McDonald’s Corp.	12/20/2019	1.000	8,675,000	(253,282)	300,738	(9,639)	37,817	—
Citibank	Morgan Stanley	12/20/2019	1.000	17,130,000	(153,631)	159,095	(19,033)	—	(13,569)
Citibank	Nordstrom, Inc.	09/20/2019	1.000	4,570,000	(133,565)	84,073	(5,078)	—	(54,570)
Citibank	Safeway, Inc.	12/20/2019	1.000	3,635,000	347,679	(439,220)	(4,039)	—	(95,580)
Citibank	Safeway, Inc.	12/20/2019	1.000	7,635,000	730,269	(849,372)	(8,483)	—	(127,586)
Citibank	Telecom Italia SPA	09/20/2019	1.000	3,205,000	70,183	(127,618)	(3,561)	—	(60,996)
Goldman Sachs International	Bank of America Corp.	12/20/2019	1.000	29,000,000	(419,777)	368,103	(32,222)	—	(83,896)
Goldman Sachs International	Barclays Bank, PLC	12/20/2019	1.000	5,965,000	(132,652)	129,788	(6,628)	—	(9,492)
Goldman Sachs International	Beazer Homes USA, Inc.	12/20/2019	5.000	6,755,000	(30,463)	118,602	(37,528)	50,611	—
Goldman Sachs International	Cardinal Health, Inc.	03/20/2020	1.000	4,495,000	(172,542)	165,215	(4,994)	—	(12,321)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	9,005,000	1,125,019	(630,245)	(10,006)	484,768	—
Goldman Sachs International	Citigroup, Inc.	09/20/2019	1.000	6,395,000	(58,967)	90,483	(7,106)	24,410	—
Goldman Sachs International	Citigroup, Inc.	12/20/2019	1.000	25,265,000	(207,186)	209,112	(28,072)	—	(26,146)
Goldman Sachs International	Costco Wholesale Corp.	03/20/2020	1.000	4,495,000	(186,185)	174,450	(4,994)	—	(16,729)
Goldman Sachs International	D.R. Horton, Inc.	09/20/2019	1.000	9,090,000	260,635	(451,879)	(10,100)	—	(201,344)
Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.000	12,645,000	93,524	(264,264)	(14,050)	—	(184,790)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	24,895,000	(988,687)	819,476	(27,661)	—	(196,872)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	20,120,000	(799,051)	687,669	(22,356)	—	(133,738)
Goldman Sachs International	McDonald’s Corp.	12/20/2019	1.000	15,720,000	(458,974)	452,986	(17,467)	—	(23,455)
Goldman Sachs International	McDonald’s Corp.	03/20/2020	1.000	11,065,000	(324,754)	295,621	(12,294)	—	(41,427)
Goldman Sachs International	Nucor Corp.	12/20/2019	1.000	11,240,000	(143,808)	210,171	(12,489)	53,874	—
Goldman Sachs International	Safeway, Inc.	12/20/2019	1.000	4,585,000	438,544	(603,218)	(5,094)	—	(169,768)
Goldman Sachs International	Textron, Inc.	12/20/2019	1.000	16,705,000	(189,813)	84,255	(18,561)	—	(124,119)
Goldman Sachs International	Toll Brothers, Inc.	09/20/2019	1.000	18,045,000	343,561	(481,916)	(20,050)	—	(158,405)
JPMorgan	Barclays Bank, PLC	12/20/2019	1.000	11,000,000	143,234	(231,679)	(12,222)	—	(100,667)
JPMorgan	Baxter International, Inc.	03/20/2020	1.000	4,495,000	(183,441)	169,828	(4,994)	—	(18,607)
JPMorgan	Campbell Soup Co.	09/20/2019	1.000	6,765,000	(121,785)	77,600	(7,517)	—	(51,702)
JPMorgan	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	13,055,000	1,630,996	(919,831)	(14,505)	696,660	—
JPMorgan	D.R. Horton, Inc.	12/20/2019	1.000	29,805,000	1,037,950	(1,576,017)	(33,117)	—	(571,184)
JPMorgan	Humana, Inc.	09/20/2019	1.000	4,570,000	(101,457)	93,367	(5,078)	—	(13,168)
JPMorgan	L Brands, Inc.	09/20/2019	1.000	17,345,000	198,930	(406,080)	(19,272)	—	(226,422)
JPMorgan	McDonald’s Corp.	12/20/2019	1.000	4,495,000	(131,240)	126,966	(4,994)	—	(9,268)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	09/20/2019	1.000	4,570,000	(71,089)	82,012	(5,078)	5,845	—
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	12/20/2019	1.000	8,940,000	(126,171)	141,785	(9,933)	5,681	—
JPMorgan	WellPoint, Inc.	09/20/2019	1.000	4,570,000	(131,673)	113,105	(5,078)	—	(23,646)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2019	1.000	21,635,000	(132,405)	218,946	(24,039)	62,502	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2019	1.000	2,485,000	(11,577)	11,450	(2,761)	—	(2,888)
Morgan Stanley	Textron, Inc.	03/20/2020	1.000	4,355,000	(42,501)	55,450	(4,839)	8,110	—
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	198,473,000	(11,364,566)	11,456,362	(1,102,628)	—	(1,010,832)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	477,176,667	(6,638,997)	7,379,979	(530,196)	210,786	—
Total								2,125,517	(4,069,498)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at January 31, 2015

At January 31, 2015, securities totaling $2,552,538 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.1905	12/16/2017	USD	181,438,000	518	—	(1,458,201)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.0139	01/30/2018	USD	120,895,000	302	—	(120,861)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.7380	12/16/2044	USD	24,681,031	517	3,279,838
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.2150	01/30/2045	USD	15,382,318	269	141,187	—
Total								3,421,025	(1,579,062)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the value of these securities amounted to $709,263,241 or 19.78% of net assets.

(c)	Variable rate security.
(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2015 was $520,384, which represents 0.01% of net assets. Information concerning such security holdings at January 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04/27/1995	3,098
Six Flags, Inc., Escrow
06/01/44 0.000%	05/07/2010	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08/12/1996	468,610
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09/25/2007 - 05/14/2008	24,052,072
WMI Holdings Corp. Escrow	03/28/2008	—

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2015, the value of these securities amounted to $299,277, which represents 0.01% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $520,384, which represents 0.01% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Negligible market value.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)	Zero coupon bond.
(n)	Principal and interest may not be guaranteed by the government.
(o)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2015, the value of these securities amounted to $8,519,418 or 0.24% of net assets.

(p)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(q)	Non-income producing.
(r)	The rate shown is the seven-day current annualized yield at January 31, 2015.

(s)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,506,877	1,229,726,248	(1,220,120,767)	55,112,358	32,592	55,112,358

(t)                                       At January 31, 2015, the cost of securities for federal income tax purposes was approximately $3,661,644,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$151,007,000
Unrealized Depreciation	(52,497,000)
Net Unrealized Appreciation	$98,510,000

(u)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	334,221,231	41,069	334,262,300
Leisure	—	1,728,805	477,335	2,206,140
All Other Industries	—	1,003,158,194	—	1,003,158,194
Residential Mortgage-Backed Securities - Agency	—	572,126,943	—	572,126,943
Residential Mortgage-Backed Securities - Non-Agency	—	145,406,462	13,546,152	158,952,614
Commercial Mortgage-Backed Securities - Non-Agency	—	144,025,802	6,484,343	150,510,145
Asset-Backed Securities - Agency	—	145,438,701	—	145,438,701
Asset-Backed Securities - Non-Agency	—	424,254,622	4,600,000	428,854,622
U.S. Treasury Obligations	467,551,680	35,010,458	—	502,562,138
U.S. Government & Agency Obligations	—	133,554,419	—	133,554,419
Foreign Government Obligations	—	57,604,418	—	57,604,418
Municipal Bonds	—	55,776,592	—	55,776,592
Preferred Debt	75,153,895	—	—	75,153,895
Total Bonds	542,705,575	3,052,306,647	25,148,899	3,620,161,121
Equity Securities
Common Stocks
Financials	116,277	—	—	116,277
Industrials	103,570	—	—	103,570
Total Equity Securities	219,847	—	—	219,847
Short-Term Securities
Treasury Bills	61,668,260	—	—	61,668,260
Total Short-Term Securities	61,668,260	—	—	61,668,260
Other
Senior Loans
Health Care	—	1,366,182	442,017	1,808,199
Lodging	—	—	147,075	147,075
All Other Industries	—	21,037,225	—	21,037,225
Total Other	—	22,403,407	589,092	22,992,499
Mutual Funds
Money Market Funds	55,112,358	—	—	55,112,358
Total Mutual Funds	55,112,358	—	—	55,112,358
Investments in Securities	659,706,040	3,074,710,054	25,737,991	3,760,154,085
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	855,404	—	855,404
Futures Contracts	922,195	—	—	922,195
Swap Contracts	—	5,546,542	—	5,546,542
Liabilities
Futures Contracts	(10,984,960)	—	—	(10,984,960)
Swap Contracts	—	(5,648,560)	—	(5,648,560)
Total	649,643,275	3,075,463,440	25,737,991	3,750,844,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2014	1,410,387	29,150,697	19,148,921	—	752,287	50,462,292
Increase (decrease) in accrued discounts/premiums	—	(13,657)	—	—	427	(13,230)
Realized gain (loss)	16,305	(60,367)	8,255	—	12,925	(22,882)
Change in unrealized appreciation (depreciation)(a)	(16,305)	163,985	18,729	—	(22,032)	144,377
Sales	(891,983)	(19,661,717)	(13,612,223)	—	(605,607)	(34,771,530)
Purchases	—	8,838,300	5,870,661	4,600,000	—	19,308,961
Transfers into Level 3	—	—	—	—	451,092	451,092
Transfers out of Level 3	—	(4,871,089)	(4,950,000)	—	—	(9,821,089)
Balance as of January 31, 2015	518,404	13,546,152	6,484,343	4,600,000	589,092	25,737,991

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2015 was $176,429, which is comprised of Corporate Bonds & Notes of $(16,305), Residential Mortgage-Backed Securities — Non-Agency of $164,984, Commercial Mortgage-Backed Securities — Non-Agency of $33,292 and Senior Loans of $(5,542).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 11.7%
Auto Components 3.3%
Cooper Tire & Rubber Co.	318,550	$11,082,355
Dana Holding Corp.	572,278	11,943,442
Fuel Systems Solutions, Inc. (a)	185,269	1,989,789
Gentherm, Inc. (a)	146,826	5,400,260
Remy International, Inc.	237,177	5,044,755
Total		35,460,601
Distributors 0.2%
VOXX International Corp. (a)	314,108	2,512,864
Diversified Consumer Services 1.1%
K12, Inc. (a)	363,909	5,174,786
Steiner Leisure Ltd. (a)	111,781	4,875,887
Universal Technical Institute, Inc.	239,750	1,958,758
Total		12,009,431
Household Durables 1.4%
Cavco Industries, Inc. (a)	50,567	3,717,180
Ethan Allen Interiors, Inc.	220,060	5,990,033
Hooker Furniture Corp.	153,300	2,765,532
UCP Inc., Class A (a)	226,348	2,037,132
Total		14,509,877
Leisure Products 1.0%
Johnson Outdoors, Inc., Class A	54,207	1,626,210
Malibu Boats, Inc., Class A (a)	220,705	4,815,783
Smith & Wesson Holding Corp. (a)	387,010	4,760,223
Total		11,202,216
Multiline Retail 0.3%
Tuesday Morning Corp. (a)	179,422	3,175,769
Specialty Retail 1.8%
Aaron’s, Inc.	179,004	5,667,267
Citi Trends, Inc. (a)	189,147	4,329,575
Finish Line, Inc., Class A (The)	246,987	5,828,893
Haverty Furniture Companies, Inc.	166,877	4,076,805
Total		19,902,540
Textiles, Apparel & Luxury Goods 2.6%
Columbia Sportswear Co.	237,794	10,106,245
Deckers Outdoor Corp. (a)	46,359	3,062,012
G-III Apparel Group Ltd. (a)	41,600	4,043,520
Steven Madden Ltd. (a)	302,160	10,376,174
Total		27,587,951
TOTAL CONSUMER DISCRETIONARY		126,361,249

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	165,322	$7,436,184
Food Products 1.1%
Fresh Del Monte Produce, Inc.	284,140	9,555,628
John B. Sanfilippo & Son, Inc.	80,244	2,926,499
Total		12,482,127
Personal Products 0.5%
Inter Parfums, Inc.	207,842	5,227,226
TOTAL CONSUMER STAPLES		25,145,537
ENERGY 5.8%
Energy Equipment & Services 0.8%
Gulf Island Fabrication, Inc.	191,881	3,179,468
Natural Gas Services Group, Inc. (a)	141,213	2,851,091
TGC Industries, Inc. (a)(b)	1,411,886	2,823,772
Total		8,854,331
Oil, Gas & Consumable Fuels 5.0%
Alpha Natural Resources, Inc. (a)	2,507,560	2,607,862
Callon Petroleum Co. (a)	510,893	2,784,367
Clayton Williams Energy, Inc. (a)	84,689	4,734,115
Comstock Resources, Inc.	549,450	2,219,778
Contango Oil & Gas Co. (a)	162,413	4,883,759
Denbury Resources, Inc.	310,660	2,143,554
Emerald Oil, Inc. (a)	2,016,150	1,659,291
Goodrich Petroleum Corp. (a)	798,900	2,013,228
Matador Resources Co. (a)	153,960	3,319,378
SM Energy Co.	164,910	6,236,896
Stone Energy Corp. (a)	429,621	6,049,064
Synergy Resources Corp. (a)	347,448	4,249,289
W&T Offshore, Inc.	769,419	3,893,260
World Fuel Services Corp.	135,800	6,650,126
Total		53,443,967
TOTAL ENERGY		62,298,298
FINANCIALS 39.4%
Banks 15.9%
Ameris Bancorp	245,867	5,932,771
BancFirst Corp.	110,075	6,346,924
BankUnited, Inc.	275,116	7,609,709
Banner Corp.	161,271	6,512,123
Bridge Bancorp, Inc.	79,460	1,961,073
Bryn Mawr Bank Corp.	247,208	7,206,113
Capital City Bank Group, Inc.	305,817	4,587,255

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Cascade Bancorp (a)	1,013,631	$4,682,975
Centerstate Banks, Inc.	243,628	2,682,344
Chemical Financial Corp.	229,832	6,518,035
Columbia Banking System, Inc.	281,803	7,166,250
Community Trust Bancorp, Inc.	178,303	5,630,809
FCB Financial Holdings, Inc., Class A (a)	261,323	5,903,287
First Citizens BancShares Inc., Class A	36,231	8,842,175
First Financial Corp.	156,226	5,063,285
First NBC Bank Holding Co. (a)	145,013	4,489,602
First Niagara Financial Group, Inc.	1,365,840	11,090,621
First of Long Island Corp. (The)	69,430	1,618,413
FirstMerit Corp.	383,000	6,275,455
Heritage Financial Corp.	94,653	1,469,015
Hudson Valley Holding Corp.	205,089	5,059,546
Investors Bancorp, Inc.	899,859	9,907,448
Merchants Bancshares, Inc.	203,272	5,441,591
National Penn Bancshares, Inc.	287,890	2,792,533
Northrim BanCorp, Inc.	270,693	5,611,466
Sterling Bancorp	204,176	2,691,040
Synovus Financial Corp.	407,979	10,513,619
Towne Bank	307,620	4,463,566
Union Bankshares Corp.	207,874	4,157,480
Wintrust Financial Corp.	211,825	9,208,033
Total		171,434,556
Capital Markets 0.4%
INTL FCStone, Inc. (a)	248,285	4,786,935
Consumer Finance 0.8%
Cash America International, Inc.	186,708	3,883,526
Enova International, Inc. (a)	218,647	4,208,955
Total		8,092,481
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	189,766	3,034,358
Insurance 8.0%
American Equity Investment Life Holding Co.	365,562	9,325,487
Argo Group International Holdings Ltd.	142,504	7,622,539
Baldwin & Lyons, Inc., Class B	192,411	4,444,694
EMC Insurance Group, Inc.	150,868	4,867,002
FBL Financial Group, Inc., Class A	122,356	6,385,760
Hanover Insurance Group, Inc. (The)	144,990	10,004,310
Horace Mann Educators Corp.	233,368	7,110,723

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
National Western Life Insurance Co., Class A	32,355	$7,713,108
Navigators Group, Inc. (The) (a)	92,355	6,854,588
Safety Insurance Group, Inc.	110,251	6,830,049
Symetra Financial Corp.	456,084	9,263,066
United Fire Group, Inc.	230,335	6,435,560
Total		86,856,886
Real Estate Investment Trusts (REITs) 9.2%
Altisource Residential Corp.	493,920	8,895,499
Associated Estates Realty Corp.	160,337	3,993,995
Brandywine Realty Trust	201,270	3,343,095
Chesapeake Lodging Trust	313,435	11,509,333
Cousins Properties, Inc.	893,484	9,864,063
EastGroup Properties, Inc.	130,878	8,459,954
Getty Realty Corp.	197,367	3,657,211
Highwoods Properties, Inc.	268,100	12,600,700
LaSalle Hotel Properties	146,610	5,931,841
National Health Investors, Inc.	44,340	3,314,858
Potlatch Corp.	130,805	5,213,887
Rexford Industrial Realty, Inc.	367,565	5,888,391
Sunstone Hotel Investors, Inc.	617,274	10,524,522
Terreno Realty Corp.	285,713	6,514,256
Total		99,711,605
Thrifts & Mortgage Finance 4.8%
Astoria Financial Corp.	594,410	7,269,634
Bank Mutual Corp.	739,652	4,711,583
BankFinancial Corp.	337,220	3,813,958
Brookline Bancorp, Inc.	757,643	7,273,373
HomeStreet, Inc.	3,983	70,340
Radian Group, Inc.	501,990	7,911,363
Simplicity Bancorp, Inc.	205,376	3,612,564
Washington Federal, Inc.	445,873	8,855,038
Westfield Financial, Inc.	473,822	3,411,518
WSFS Financial Corp.	60,484	4,467,348
Total		51,396,719
TOTAL FINANCIALS		425,313,540
HEALTH CARE 5.6%
Biotechnology 0.8%
ARIAD Pharmaceuticals, Inc. (a)	734,830	4,739,653
Dynavax Technologies Corp. (a)	203,115	3,473,267
Total		8,212,920

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.5%
Masimo Corp. (a)	214,917	$5,484,682
Health Care Providers & Services 2.6%
Chemed Corp.	71,935	7,275,506
Ensign Group, Inc. (The)	78,875	3,273,313
Molina Healthcare, Inc. (a)	167,840	8,544,734
Owens & Minor, Inc.	252,640	8,647,867
Total		27,741,420
Health Care Technology 0.4%
Quality Systems, Inc.	268,080	4,367,023
Pharmaceuticals 1.3%
Flex Pharma, Inc. (a)	119,366	1,759,455
Impax Laboratories, Inc. (a)	254,874	9,346,230
Supernus Pharmaceuticals, Inc. (a)	380,836	3,237,106
Total		14,342,791
TOTAL HEALTH CARE		60,148,836
INDUSTRIALS 11.0%
Aerospace & Defense 1.1%
KEYW Holding Corp. (The) (a)	329,537	2,929,584
Orbital Sciences Corp. (a)	335,533	9,425,122
Total		12,354,706
Building Products 1.1%
Simpson Manufacturing Co., Inc.	168,590	5,502,778
Universal Forest Products, Inc.	132,634	6,639,658
Total		12,142,436
Commercial Services & Supplies 1.3%
Ennis, Inc.	205,978	2,747,746
Unifirst Corp.	96,775	11,238,481
Total		13,986,227
Electrical Equipment 0.7%
General Cable Corp.	324,393	3,711,056
GrafTech International Ltd. (a)	1,007,694	3,657,929
Total		7,368,985
Machinery 5.3%
Albany International Corp., Class A	117,711	4,017,476
Altra Industrial Motion Corp.	206,206	5,268,563
Dynamic Materials Corp.	167,217	2,367,793
EnPro Industries, Inc. (a)	78,236	4,641,742
FreightCar America, Inc.	110,015	2,567,750
Gorman-Rupp Co.	112,165	3,197,824

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Hardinge, Inc.	162,130	$1,849,903
Kadant, Inc.	70,531	2,802,902
LB Foster Co., Class A	138,341	6,558,747
Lydall, Inc. (a)	98,348	2,709,487
Mueller Industries, Inc.	257,622	8,086,755
Standex International Corp.	83,064	5,821,956
Twin Disc, Inc.	105,186	1,693,495
Wabash National Corp. (a)	411,350	5,129,534
Total		56,713,927
Professional Services 0.4%
TrueBlue, Inc. (a)	187,250	4,130,735
Road & Rail 0.9%
Werner Enterprises, Inc.	328,369	9,368,368
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	203,388	2,251,505
TOTAL INDUSTRIALS		118,316,889
INFORMATION TECHNOLOGY 12.8%
Communications Equipment 1.9%
Alliance Fiber Optic Products, Inc.	273,663	3,962,640
Comtech Telecommunications Corp.	65,626	2,168,283
Digi International, Inc. (a)	303,369	2,897,174
Plantronics, Inc.	115,200	5,279,616
Polycom, Inc. (a)	467,940	6,223,602
Total		20,531,315
Electronic Equipment, Instruments & Components 1.8%
GSI Group, Inc. (a)	240,364	3,177,612
Knowles Corp. (a)	292,607	6,206,195
MTS Systems Corp.	60,187	4,350,316
OSI Systems, Inc. (a)	88,060	6,162,439
Total		19,896,562
Internet Software & Services 1.1%
j2 Global, Inc.	153,605	8,823,071
RetailMeNot, Inc. (a)	227,960	3,540,219
Total		12,363,290
IT Services 1.8%
Lionbridge Technologies, Inc. (a)	861,396	4,289,752
Mantech International Corp., Class A	195,800	6,369,374
MoneyGram International, Inc. (a)	327,555	2,790,768

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	278,027	$6,133,276
Total		19,583,170
Semiconductors & Semiconductor Equipment 3.0%
Entegris, Inc. (a)	627,272	8,154,536
Fairchild Semiconductor International, Inc. (a)	159,680	2,451,088
IXYS Corp.	411,438	4,649,250
M/A-COM Technology Solutions Holdings, Inc. (a)	176,562	5,740,031
Microsemi Corp. (a)	224,320	6,249,555
OmniVision Technologies, Inc. (a)	180,334	4,876,231
Total		32,120,691
Software 3.2%
EnerNOC, Inc. (a)	355,851	6,127,754
ePlus, Inc. (a)	54,690	3,688,294
Mentor Graphics Corp.	559,940	12,884,219
Netscout Systems, Inc. (a)	152,413	5,471,627
Silver Spring Networks, Inc. (a)	454,913	3,229,882
Tangoe, Inc. (a)	229,716	2,625,654
Total		34,027,430
TOTAL INFORMATION TECHNOLOGY		138,522,458
MATERIALS 3.7%
Chemicals 2.2%
LSB Industries, Inc. (a)	134,550	4,203,342
Olin Corp.	204,474	5,126,163
OM Group, Inc.	245,416	6,871,648
Tronox Ltd., Class A	363,356	7,681,346
Total		23,882,499
Containers & Packaging 0.7%
Greif, Inc., Class A	199,662	7,627,088
Metals & Mining 0.8%
Olympic Steel, Inc.	251,471	3,447,667
Stillwater Mining Co. (a)	375,380	5,131,445
Total		8,579,112
TOTAL MATERIALS		40,088,699

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd. (a)	378,258	$2,625,111
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	165,072	4,904,289
TOTAL TELECOMMUNICATION SERVICES		7,529,400
UTILITIES 4.2%
Electric Utilities 2.8%
IDACORP, Inc.	194,114	13,182,282
MGE Energy, Inc.	118,422	5,435,570
Portland General Electric Co.	284,819	11,307,314
Total		29,925,166
Gas Utilities 1.1%
Southwest Gas Corp.	192,875	11,854,097
Multi-Utilities 0.3%
Vectren Corp.	79,776	3,822,866
TOTAL UTILITIES		45,602,129
Total Common Stocks (Cost: $822,548,786)		$1,049,327,035

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.118% (b)(c)	36,263,972	$36,263,972
Total Money Market Funds (Cost: $36,263,972)		$36,263,972
Total Investments
(Cost: $858,812,758) (d)		$1,085,591,007(e)
Other Assets & Liabilities, Net		(6,016,204)
Net Assets		$1,079,574,803

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,749,263	268,528,373	(239,013,664)	36,263,972	14,343	36,263,972
TGC Industries, Inc.*	619,568	4,178,014	—	4,797,582	—	2,823,772
Total	7,368,831	272,706,387	(239,013,664)	41,061,554	14,343	39,087,744

*Issuer was not an affiliate for the entire period ended January 31, 2015.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2015.
(d)

At January 31, 2015, the cost of securities for federal income tax purposes was approximately $858,813,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$273,484,000
Unrealized Depreciation	(46,706,000)
Net Unrealized Appreciation	$226,778,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	126,361,249	—	—	126,361,249
Consumer Staples	25,145,537	—	—	25,145,537
Energy	62,298,298	—	—	62,298,298
Financials	425,313,540	—	—	425,313,540
Health Care	60,148,836	—	—	60,148,836
Industrials	118,316,889	—	—	118,316,889
Information Technology	138,522,458	—	—	138,522,458
Materials	40,088,699	—	—	40,088,699
Telecommunication Services	7,529,400	—	—	7,529,400
Utilities	45,602,129	—	—	45,602,129
Total Equity Securities	1,049,327,035	—	—	1,049,327,035
Mutual Funds
Money Market Funds	36,263,972	—	—	36,263,972
Total	1,085,591,007	—	—	1,085,591,007

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

January 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.5%

U.S. Treasury
01/31/16	2.000%	$3,490,000	$3,551,619
03/15/16	0.375%	4,955,000	4,962,742
04/15/16	0.250%	5,455,000	5,455,425
04/30/16	0.375%	6,390,000	6,398,486
05/31/16	0.375%	1,520,000	1,521,663
06/15/16	0.500%	4,370,000	4,383,144
06/30/16	0.500%	6,815,000	6,835,232
07/15/16	0.625%	2,595,000	2,606,353
07/31/16	0.500%	955,000	957,536
08/15/16	0.625%	6,475,000	6,503,328
08/31/16	0.500%	2,130,000	2,134,827
09/15/16	0.875%	2,370,000	2,388,887
09/30/16	0.500%	680,000	681,381
09/30/16	1.000%	5,070,000	5,122,282
10/15/16	0.625%	3,510,000	3,523,711
10/31/16	0.375%	1,730,000	1,729,189
11/15/16	0.625%	2,540,000	2,549,327
11/15/16	7.500%	5,595,000	6,298,308
11/30/16	0.500%	1,200,000	1,201,781
12/15/16	0.625%	3,250,000	3,260,410
12/31/16	0.625%	1,600,000	1,605,312
02/15/17	0.625%	3,915,000	3,924,482
04/15/17	0.875%	3,915,000	3,944,362
04/30/17	3.125%	6,495,000	6,866,436
05/31/17	0.625%	4,620,000	4,626,135
06/15/17	0.875%	8,755,000	8,812,455
08/15/17	0.875%	3,190,000	3,206,947
08/31/17	0.625%	3,125,000	3,121,581
08/31/17	1.875%	7,170,000	7,390,700
10/15/17	0.875%	3,015,000	3,028,191
10/31/17	0.750%	4,050,000	4,052,215
10/31/17	1.875%	6,350,000	6,547,942
12/15/17	1.000%	4,005,000	4,033,472
12/31/17	0.750%	8,685,000	8,680,927
02/15/18	3.500%	11,435,000	12,354,271
04/30/18	0.625%	2,335,000	2,318,034
05/15/18	3.875%	5,970,000	6,553,472
06/30/18	2.375%	3,030,000	3,178,897
08/31/18	1.500%	3,630,000	3,700,898
12/31/18	1.500%	1,840,000	1,873,637
04/30/19	1.625%	1,735,000	1,775,257
05/31/19	1.500%	1,755,000	1,784,616
07/31/19	1.625%	3,725,000	3,805,320
08/31/19	1.625%	1,865,000	1,905,213
09/30/19	1.750%	1,825,000	1,873,762
10/31/19	1.500%	2,080,000	2,111,849
11/15/19	3.375%	7,885,000	8,696,911
11/30/19	1.500%	1,790,000	1,816,990
12/31/19	1.625%	1,785,000	1,822,653
03/31/20	1.125%	5,415,000	5,384,541
05/15/20	3.500%	2,350,000	2,619,700
05/31/20	1.375%	2,700,000	2,714,342
07/31/20	2.000%	1,015,000	1,053,062
08/15/20	2.625%	5,305,000	5,674,695
08/31/20	2.125%	1,495,000	1,559,705
09/30/20	2.000%	2,580,000	2,673,525
10/31/20	1.750%	2,455,000	2,509,278

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

11/30/20	2.000%	$6,755,000	$6,995,647
12/31/20	2.375%	1,390,000	1,469,056
01/31/21	2.125%	875,000	911,983
02/15/21	3.625%	7,430,000	8,391,256
02/28/21	2.000%	1,900,000	1,965,757
03/31/21	2.250%	1,280,000	1,343,200
04/30/21	2.250%	1,375,000	1,443,105
05/15/21	3.125%	5,505,000	6,066,681
05/31/21	2.000%	1,540,000	1,592,697
06/30/21	2.125%	1,375,000	1,432,364
07/31/21	2.250%	3,000,000	3,149,064
08/31/21	2.000%	1,750,000	1,808,653
09/30/21	2.125%	1,400,000	1,458,516
10/31/21	2.000%	1,690,000	1,746,113
11/30/21	1.875%	1,565,000	1,604,981
12/31/21	2.125%	1,475,000	1,537,687
02/15/22	2.000%	1,950,000	2,017,642
02/15/23	2.000%	2,545,000	2,628,308
05/15/23	1.750%	2,680,000	2,711,407
08/15/23	2.500%	1,605,000	1,719,732
11/15/23	2.750%	2,790,000	3,048,075
02/15/24	2.750%	2,650,000	2,899,474
05/15/24	2.500%	3,090,000	3,314,507
08/15/24	2.375%	4,055,000	4,307,172
11/15/24	2.250%	3,400,000	3,574,250
02/15/26	6.000%	2,160,000	3,077,495
11/15/28	5.250%	775,000	1,084,092
02/15/29	5.250%	840,000	1,178,625
02/15/31	5.375%	560,000	818,431
11/15/39	4.375%	2,790,000	3,951,337
02/15/40	4.625%	1,190,000	1,745,860
05/15/40	4.375%	1,055,000	1,501,479
11/15/40	4.250%	4,110,000	5,776,157
02/15/41	4.750%	5,665,000	8,575,836
02/15/43	3.125%	1,970,000	2,328,447
05/15/43	2.875%	3,060,000	3,448,237
08/15/43	3.625%	1,370,000	1,772,117
11/15/43	3.750%	1,980,000	2,617,312
02/15/44	3.625%	2,865,000	3,708,384
05/15/44	3.375%	2,250,000	2,794,394
08/15/44	3.125%	2,285,000	2,711,653
11/15/44	3.000%	2,250,000	2,610,702

Total U.S. Treasury Obligations (Cost: $323,282,664)			$340,505,301

		Shares	Value

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 0.118% (a)(b)		1,357,220	$1,357,220
Total Money Market Funds (Cost: $1,357,220)			$1,357,220

Total Investments (Cost: $324,639,884) (c)	$341,862,521	(d)
Other Assets & Liabilities, Net	429,474
Net Assets	$342,291,995

Notes to Portfolio of Investments

(a)             The rate shown is the seven-day current annualized yield at January 31, 2015.

(b)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,373,046	28,101,823	(28,117,649)	1,357,220	610	1,357,220

(c)             At January 31, 2015, the cost of securities for federal income tax purposes was approximately $324,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,225,000
Unrealized Depreciation	(2,000)
Net Unrealized Appreciation	$17,223,000

(d)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	340,505,301	—	—	340,505,301
Total Bonds	340,505,301	—	—	340,505,301
Mutual Funds
Money Market Funds	1,357,220	—	—	1,357,220
Total Mutual Funds	1,357,220	—	—	1,357,220
Total	341,862,521	—	—	341,862,521

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015